[RYDEX LOGO]

                               RYDEX SERIES FUNDS
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2000

                               NOVA FUND
                               URSA FUND
                               U.S. GOVERNMENT MONEY MARKET FUND
                               OTC FUND
                               U.S. GOVERNMENT BOND FUND
                               JUNO FUND
                               ARKTOS FUND
                               LARGE-CAP EUROPE FUND
                               LARGE-CAP JAPAN FUND
                               URSA MASTER PORTFOLIO
                               JUNO MASTER PORTFOLIO
                               ARKTOS MASTER PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              RYDEX SERIES FUNDS
         [RYDEX LOGO]                          SEMI-ANNUAL REPORT
                                               September 30, 2000

                                         9601 Blackwell Road, Suite 500
                                              Rockville, MD 20850
                                                 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    The three major U.S. stock indexes posted negative returns for the six-month period ending September 30, 2000. If the trend continues, 2000 will mark the first time since 1990 that the DOW has ended the year in negative territory. Likewise, the S&P 500 and Nasdaq Composite indices have not had down years since 1994 and 1995, respectively. What were the causes of the recent slide? The combination of six interest-rate hikes over 16 months and weakening earnings growth stressed the equity markets. Additionally, a surge in energy prices raised the cost of doing business and cut into consumer's disposable incomes. Crude oil prices jumped to a ten-year high in September contributing to inflationary pressure in Europe, weakening the EURO, and lowering foreign demand for U.S. products.

FINANCIAL MARKET REVIEW

    Technology related companies, whose growth fueled the bull market of the 90s, carry the greatest weight in the indexes. So far this year, slowing profit growth and earnings warnings from several prominent technology companies have stung the sector. Also, in April of this year, Judge Thomas Penfield Jackson ruled that Microsoft forced computer makers and Internet services to use its software, thereby illegally protecting its monopoly. The ruling against the tech bellwether set the stage for a potential break-up of the company and a further slide in tech stocks.

    While tech stocks struggled during the period, the traditionally defensive sectors performed well. Utility stocks led the group as demand for electric power continues to grow with the expanding population. A spike in prices and a sharp increase in use benefited natural gas companies. With oil prices near their Persian Gulf War records and natural gas prices at all time highs, energy stocks continued their upward surge. The large oil companies posted record profits in the second quarter and third quarter results are expected to continue this trend.

    Health care stocks outperformed the broad market for the reporting period due to positive earnings momentum in the drug group and continued improvement in biotech industry fundamentals. Merger and acquisition activity is anticipated to continue in the drug sector as the large, cash rich companies look to fill new product pipelines and reduce the cost of developing drugs.

    Financial shares performed well during the period as a wave of giant mergers and acquisitions swept the banks and brokerages increasing shareholder expectations. The consolidations are intended to produce financial supermarkets that provide all products and services to all customers.

    As the stock indexes languished, the bond market remained steady due largely to controlled inflation. Reaping the benefits of the decade's economic expansion, the U.S. government posted its third straight record surplus for the fiscal year ending 9/30/00. The rising surplus has slowed government's issuing of new debt thereby helping to contain interest rates. During the period, the yield on the 30-year Treasury bond rose slightly, from 5.83% to 5.88%.

    The U.S. economy remains in excellent health, with growth expected to once again top 5% and unemployment remaining at a 30-year low. Reports indicate that the economy is slowing and may discourage the Federal Reserve from raising rates in the near term. The productivity of the new economy appears to have offset the negative effects of higher energy prices.

    Looking forward, investors will watch as the Fed attempts to engineer a soft landing for the U.S. economy. A new Presidential administration is about to take office, raising the level of political uncertainty. As investors watch these events unfold, they will be sensitive to earnings reports as important signals that higher interest rates and a mildly decelerating economy are not diminishing corporate profitability.

    In closing, I would like to thank you for using the Rydex Funds. As always, we welcome your questions or comments. Feel free to contact us over the Internet via our web site at www.rydexfunds.com or call us at 800-820-0888.

Sincerely,

/s/ Albert P. Viragh, Jr.
Albert P. (Skip) Viragh, Jr.
Chairman of the Board

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
COMMON STOCKS 73.4%
General Electric Co....................    318,283  $18,360,951
Cisco Systems, Inc.*...................    228,038   12,599,099
Microsoft Corp.*.......................    169,104   10,199,085
Exxon Mobil Corp.......................    111,951    9,977,633
Pfizer, Inc............................    202,887    9,117,235
Intel Corp.............................    215,749    8,967,068
Citigroup, Inc.........................    144,563    7,815,437
Oracle Corp.*..........................     90,455    7,123,331
American International Group...........     74,353    7,114,653
EMC Corp...............................     70,065    6,945,193
Wal-Mart Stores, Inc...................    143,522    6,906,996
International Business Machines
  Corp.................................     56,579    6,365,137
Sun Microsystems, Inc.*................     50,978    5,951,681
Nortel Networks Corp...................     95,987    5,717,226
Merck & Co., Inc.......................     73,926    5,502,867
SBC Communications, Inc................    108,921    5,446,050
Coca-Cola Co...........................     79,594    4,387,619
Verizon Communications.................     87,341    4,230,580
Johnson & Johnson......................     44,677    4,196,846
Royal Dutch Petroleum Co., NY Shares...     68,905    4,129,993
America Online, Inc.*..................     74,195    3,987,981
Home Depot, Inc........................     74,420    3,948,911
Bristol-Myers Squibb Co................     63,154    3,607,672
AT&T Corp..............................    120,700    3,545,562
Time Warner, Inc.......................     42,528    3,327,816
Morgan Stanley Dean Witter & Co........     36,155    3,305,923
Lucent Technologies, Inc...............    107,313    3,279,754
Hewlett-Packard Co.....................     32,045    3,108,365
Eli Lilly & Co.........................     36,296    2,944,513
Viacom Inc.-Class B*...................     48,736    2,851,056
JDS Uniphase Corp.*....................     30,075    2,847,727
Procter & Gamble Co....................     42,028    2,815,876
Tyco International, Ltd................     54,145    2,808,772
                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Corning, Inc...........................      9,447  $ 2,805,759
MCI Worldcom, Inc.*....................     92,318    2,804,159
Bank of America Corp...................     52,787    2,764,719
Texas Instruments, Inc.................     55,544    2,620,982
American Express Co....................     42,799    2,600,039
Qwest Communications International*....     53,369    2,565,048
The Walt Disney Co.....................     66,987    2,562,253
Dell Computer Corp.*...................     83,134    2,561,566
Pharmacia & Upjohn, Inc................     41,702    2,509,939
Wells Fargo & Co.......................     52,904    2,430,277
BellSouth Corp.........................     60,223    2,423,976
American Home Products Corp............     41,892    2,369,516
Abbott Laboratories....................     49,806    2,368,898
Fannie Mae.............................     32,372    2,314,598
Amgen, Inc.*...........................     33,043    2,307,331
Schering-Plough Corp...................     47,075    2,188,987
PepsiCo, Inc...........................     46,372    2,133,112
Philip Morris Cos., Inc................     72,368    2,130,333
Enron Corp.............................     23,745    2,080,656
Medtronic, Inc.........................     38,497    1,994,626
Motorola, Inc..........................     70,073    1,979,562
Chase Manhattan Corp...................     42,053    1,942,323
Veritas Software Corp.*................     12,918    1,834,356
Boeing Co..............................     28,833    1,816,479
Chevron Corp...........................     20,973    1,787,948
Broadcom Corp., Class A*...............      7,135    1,739,156
Qualcomm, Inc. *.......................     23,942    1,705,867
Merrill Lynch & Co.....................     25,814    1,703,724
Yahoo, Inc.*...........................     17,653    1,606,458
Charles Schwab Corp....................     44,365    1,574,957
Applied Materials, Inc.*...............     26,065    1,545,980
Ford Motor Co..........................     60,830    1,539,759
Schlumberger, Ltd......................     18,317    1,507,718
Compaq Computer Corp...................     54,628    1,506,640
Siebel Systems, Inc.*..................     13,388    1,490,252
Bank One Corp..........................     37,135    1,434,339

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     3

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
E. I. DuPont de Nemours & Co...........     33,502  $ 1,388,239
Automatic Data Processing..............     20,155    1,347,866
Bank of New York Co., Inc..............     23,723    1,329,971
McDonald's Corp........................     42,440    1,281,157
Network Appliance, Inc.*...............     10,039    1,278,718
Anheuser-Busch Cos., Inc...............     29,110    1,231,717
Walgreen Co............................     32,455    1,231,262
Freddie Mac............................     22,336    1,207,540
Comcast Corp., Special Class A*........     29,073    1,190,176
Minnesota Mining & Manufacturing
  Co...................................     12,702    1,157,470
Marsh & McLennan Cos., Inc.............      8,719    1,157,447
Nextel Communications, Inc.,
  Class A*.............................     24,466    1,143,785
Fleet Boston Financial Corp............     28,999    1,130,961
General Motors Corp....................     17,239    1,120,535
Clear Channel Communications, Inc......     18,818    1,063,217
MBNA Corp..............................     27,371    1,053,783
PCS Group Sprint *.....................     29,829    1,045,879
Gillette Co............................     33,831    1,044,532
United Technologies Corp...............     15,044    1,041,797
First Union Corp.......................     31,649    1,018,702
Duke Energy Corp.......................     11,828    1,014,251
AES Corp.*.............................     14,678    1,005,443
Kimberly-Clark Corp....................     17,293      965,166
Palm Inc.*.............................     18,155      961,080
Analog Devices*........................     11,415      942,451
Texaco, Inc............................     17,714      929,985
Emerson Electric Co....................     13,726      919,642
Honeywell International, Inc...........     25,741      917,023
Xilinx, Inc.*..........................     10,559      904,114
Solectron Corp.*.......................     19,329      891,550
                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Associates First Capital, Class A......     23,407  $   889,466
Unilever N. V., NY Shares..............     18,367      886,208
Global Crossing, Ltd.*.................     28,295      877,145
Colgate-Palmolive Co...................     18,457      871,170
Household International, Inc...........     15,179      859,511
J. P. Morgan & Co., Inc................      5,111      835,010
Micron Technology, Inc.................     18,146      834,716
FON Group Sprint Corp..................     28,428      833,296
Allstate Corp..........................     23,594      819,891
Seagram Co., Ltd.......................     14,026      805,618
Fifth Third Bancorp....................     14,943      805,054
Cardinal Health, Inc...................      8,930      787,514
PE Corp. -- PE Biosystems Group........      6,694      779,851
Baxter International, Inc..............      9,389      749,360
Target Corp............................     29,242      749,326
Safeway, Inc.*.........................     15,974      745,786
Maxim Integrated Products*.............      9,083      730,614
Mellon Financial Corp..................     15,687      727,485
Agilent Technologies, Inc.*............     14,557      712,383
Alcoa, Inc.............................     27,828      704,396
Halliburton Co.........................     14,317      700,638
Guidant Corp.*.........................      9,861      697,049
Washington Mutual, Inc.................     17,316      689,393
Firstar Corp...........................     30,791      688,949
Southern Co............................     20,843      676,095
State Street Corp......................      5,181      673,530
HCA-The Healthcare Co..................     17,933      665,763
Bestfoods..............................      8,914      648,493
Linear Technology Corp.................      9,997      647,306
Northern Trust Corp....................      7,129      633,590
American General Corp..................      8,115      632,970
Tellabs, Inc.*.........................     13,179      629,297
Paychex, Inc...........................     11,961      627,952
Electronic Data Systems Corp...........     14,990      622,085
Altera Corp.*..........................     12,821      612,203

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     4

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Kohl's Corp.*..........................     10,594  $   611,141
ADC Telecommunications, Inc.*..........     22,685      610,014
PNC Financial Services Group...........      9,287      603,655
Williams Cos., Inc.....................     14,229      601,175
Kroger Co.*............................     26,539      598,786
Adobe Systems, Inc.....................      3,847      597,247
Providian Financial Corp...............      4,591      583,057
CVS Corp...............................     12,554      581,407
Lehman Brothers Holdings, Inc..........      3,901      576,373
Sara Lee Corp..........................     27,943      567,592
Lowe's Cos., Inc.......................     12,297      551,828
Gap, Inc...............................     27,317      549,755
AFLAC, Inc.............................      8,521      545,877
U.S. Bancorp...........................     23,966      545,226
Dow Chemical Co........................     21,794      543,488
Illinois Tool Works, Inc...............      9,699      541,932
Comverse Technology, Inc.*.............      5,013      541,404
Conoco Inc., Class B...................     20,013      539,100
Alltel Corp............................     10,139      529,129
CIGNA Corp.............................      5,064      528,682
Hartford Financial Services
  Group, Inc...........................      7,208      525,733
Medimmune Inc.*........................      6,743      520,897
Anadarko Petroleum Corp................      7,811      519,119
Phillips Petroleum Co..................      8,187      513,734
Coastal Corp...........................      6,892      510,869
United HealthCare Corp.................      5,163      509,846
First Data Corp........................     13,028      508,906
Seagate Technology, Inc.*..............      7,359      507,771
Costco Wholesale Corp..................     14,363      501,807
Sysco Corp.............................     10,707      495,868
Gateway 2000, Inc.*....................     10,355      484,096
Computer Associates
  International, Inc...................     18,990      478,311
SunTrust Banks, Inc....................      9,579      477,154
                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Carnival Corp..........................     18,940  $   466,397
Harley-Davidson, Inc...................      9,723      465,489
EL Paso Energy Corp....................      7,463      459,907
Sanmina Corp.*.........................      4,865      455,486
Lockheed Martin Corp...................     13,718      452,145
Gannett Co., Inc.......................      8,472      449,016
International Paper Co.................     15,535      445,660
Chubb Corp.............................      5,616      444,366
Dominion Resources, Inc................      7,645      443,888
Capital One Financial Corp.............      6,305      441,744
Houston Industries.....................      9,447      439,285
Tribune Co.............................      9,904      432,062
National City Corp.....................     19,519      431,858
Best Buy Co., Inc.*....................      6,644      422,724
Omnicom Group, Inc.....................      5,708      416,327
H. J. Heinz Co.........................     11,165      413,803
FedEx Corp.*...........................      9,155      405,933
American Electric Power................     10,347      404,826
Eastman Kodak Co.......................      9,894      404,417
Mercury Interactive Corp.*.............      2,567      402,377
Computer Sciences Corp.*...............      5,402      401,098
General Dynamics Corp..................      6,377      400,555
McGraw-Hill Cos., Inc..................      6,257      397,711
Transocean Sedco Forex, Inc............      6,767      396,715
Baker Hughes, Inc......................     10,627      394,527
Southwest Airlines Co..................     16,021      388,509
BB&T Corp..............................     12,850      387,106
RadioShack Corp........................      5,968      385,682
FPL Group, Inc.........................      5,712      375,564
Caterpillar, Inc.......................     11,109      374,929
Wachovia Corp..........................      6,532      370,283
Tenet Healthcare Corp.*................     10,117      368,006
Sears, Roebuck & Co....................     11,017      357,171
Allergan, Inc..........................      4,221      356,411
St. Paul Cos., Inc.....................      7,177      353,916
KeyCorp................................     13,834      350,173
Campbell Soup Co.......................     13,532      350,140

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     5

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Waste Management, Inc..................     19,975  $   348,314
Franklin Resources, Inc................      7,826      347,709
Nike, Inc., Class B....................      8,669      347,302
ConAgra Foods, Inc.....................     17,130      343,671
Molex, Inc.............................      6,304      343,174
Quaker Oats Co.........................      4,261      337,152
Interpublic Group of Cos., Inc.........      9,890      336,878
TXU Corp...............................      8,486      336,258
PECO Energy Co.........................      5,453      330,247
Scientific-Atlanta, Inc................      5,118      325,633
General Mills, Inc.....................      9,171      325,570
Paine Webber Group, Inc................      4,749      323,526
Pitney Bowes, Inc......................      8,203      323,506
Xerox Corp.............................     21,426      322,729
Aon Corp...............................      8,195      321,654
ALZA Corp.*............................      3,713      321,174
Unicom Corp............................      5,650      317,459
Kellogg Co.............................     13,035      315,284
Stillwell Financial, Inc...............      7,216      313,896
Avon Products, Inc.....................      7,629      311,835
Raytheon Co., Class B..................     10,926      310,708
Union Pacific Corp.....................      7,965      309,639
Public Service Enterprise
  Group, Inc...........................      6,890      307,897
Conexant Systems, Inc.*................      7,321      306,567
Dover Corp.............................      6,526      306,314
Limited, Inc...........................     13,869      305,985
PG&E Corp..............................     12,396      299,828
Xcel Energy Inc........................     10,901      299,777
Nabisco Group Holdings Corp............     10,487      298,879
Clorox Co..............................      7,542      298,380
Lincoln National Corp..................      6,130      295,006
Comerica, Inc..........................      5,029      293,882
LSI Logic Corp.*.......................      9,968      291,564
Biogen, Inc.*..........................      4,755      290,055
Weyerhaeuser Co........................      7,076      285,693
                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Albertson's, Inc.......................     13,599  $   285,579
USX-Marathon Group.....................     10,028      284,544
Marriott International, Inc.,
  Class A..............................      7,714      281,079
Burlington Northern Santa Fe...........     12,990      280,097
McKesson HBOC, Inc.....................      9,129      279,005
Unocal Corp............................      7,804      276,554
Masco Corp.............................     14,688      273,564
William Wrigley, Jr. Co................      3,652      273,443
Golden West Financial Corp.............      5,077      272,254
Delphi Automotive Systems..............     17,994      272,159
Apple Computer, Inc.*..................     10,443      268,907
Entergy Corp...........................      7,163      266,822
Air Products & Chemicals, Inc..........      7,369      265,284
Loews Corp.............................      3,169      264,215
Aetna, Inc.............................      4,536      263,371
Occidental Petroleum Corp..............     11,854      258,565
Burlington Resources, Inc..............      6,925      254,927
Cendant Corp...........................     23,336      253,779
PeopleSoft, Inc.*......................      8,987      251,074
Deere & Co.............................      7,538      250,638
Devon Energy Corp......................      4,099      246,555
KLA-Tencor Corp.*......................      5,976      246,136
Starbucks Corp.*.......................      6,012      240,856
SLM Holding Corp.......................      4,987      240,311
Constellation Energy Group.............      4,812      239,397
Hershey Foods Corp.....................      4,394      237,825
Advanced Micro Devices*................     10,010      236,486
Ralston-Ralston Purina Group...........      9,864      233,653
Consolidated Edison, Inc...............      6,812      232,459
Apache Corp............................      3,925      232,066
National Semiconductor Corp.*..........      5,707      229,707
Danaher Corp...........................      4,555      226,611
Jefferson-Pilot Corp...................      3,311      224,734

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     6

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
MBIA, Inc..............................      3,157  $   224,542
PPG Industries, Inc....................      5,589      221,813
Bed Bath & Beyond, Inc.*...............      9,083      221,540
Bear Stearns Cos., Inc.................      3,459      217,917
Becton, Dickinson & Co.................      8,137      215,122
Boston Scientific Corp.*...............     13,060      214,674
Coca-Cola Ent..........................     13,442      214,232
CP&L Energy, Inc.......................      5,129      213,815
Watson Pharmaceuticals, Inc.*..........      3,286      213,179
Textron, Inc...........................      4,609      212,590
TJX Cos., Inc..........................      9,399      211,477
New York Times Co., Class A............      5,366      210,951
UNUM Corp..............................      7,733      210,724
May Department Stores Co...............     10,215      209,407
Northrop Grumman Corp..................      2,304      209,376
MGIC Investment Corp...................      3,417      208,864
Staples, Inc.*.........................     14,592      207,024
Alcan Aluminum, Ltd....................      7,033      203,517
Rohm & Haas Co.........................      6,960      202,275
Edison International...................     10,470      202,202
Fort James Corp........................      6,578      201,040
Kerr-McGee Corp........................      3,028      200,605
Biomet, Inc............................      5,709      199,815
IMS Health, Inc........................      9,550      198,162
FirstEnergy Corp.......................      7,346      197,883
Novellus Systems Inc.*.................      4,212      196,121
Newell Rubbermaid, Inc.................      8,566      195,412
Teradyne, Inc.*........................      5,573      195,055
PPL Corp...............................      4,648      194,054
Barrick Gold Corp......................     12,717      193,934
Amerada Hess Corp......................      2,895      193,784
WellPoint Health Networks*.............      2,016      193,536
Synovus Financial Corp.................      9,129      193,421
Summit Bancorp.........................      5,589      192,820
Progressive Corp.......................      2,355      192,816
Convergy's Corp.*......................      4,946      192,276
                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Praxair, Inc...........................      5,079  $   189,828
Ameren Corp............................      4,409      184,627
Cincinnati Financial Corp..............      5,173      183,641
T. Rowe Price Assoc....................      3,898      182,962
Columbia Energy Group..................      2,556      181,476
Norfolk Southern Corp..................     12,320      180,180
Tiffany & Co...........................      4,666      179,933
Rockwell International Corp............      5,948      179,927
Dun & Bradstreet Corp.*................      5,209      179,385
Dollar General Corp....................     10,560      176,880
Ingersoll-Rand Co......................      5,177      175,371
DTE Energy Co..........................      4,584      175,338
Archer-Daniels-Midland Co..............     20,318      175,243
Delta Air Lines, Inc...................      3,936      174,660
Federated Department Stores, Inc.*.....      6,682      174,567
Cabletron Systems*.....................      5,919      173,871
Keyspan Corp...........................      4,314      173,099
Southtrust Corp........................      5,406      169,951
Dow Jones and Co., Inc.................      2,808      169,884
Cinergy Corp...........................      5,107      168,850
Florida Progress Corp..................      3,169      167,759
Avery Dennison Corp....................      3,584      166,208
PerkinElmer, Inc.......................      1,585      165,434
Charter One Financial, Inc.............      6,748      164,482
Union Carbide Corp.....................      4,336      163,684
TRW, Inc...............................      3,988      162,012
Regions Financial Corp.................      7,032      159,538
AMR Corp/Del...........................      4,819      157,521
Sapient Corp.*.........................      3,814      155,182
Lexmark International Group Inc.,
  Class A *............................      4,096      153,600
CSX Corp...............................      7,030      153,342
Mattel, Inc............................     13,701      153,280
Circuit City Stores -- Circuit City
  Group................................      6,597      151,731
BMC Software, Inc.*....................      7,931      151,680
Amsouth Bancorporation.................     12,105      151,312

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     7

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Ecolab, Inc............................      4,114  $   148,361
C.I.T. Group, Inc., Class A............      8,433      147,577
Johnson Controls, Inc..................      2,759      146,744
Tosco Corp.............................      4,646      144,897
Thermo Electron Corp.*.................      5,572      144,872
Eaton Corp.............................      2,343      144,387
Tricon Global Restaurants, Inc.*.......      4,687      143,539
Union Planters Corp....................      4,330      143,161
Harcourt General, Inc..................      2,349      138,591
Pinnacle West Capital Corp.............      2,723      138,533
Countrywide Credit Industries, Inc.....      3,669      138,505
St. Jude Medical, Inc..................      2,705      137,955
Hilton Hotels Corp.....................     11,842      136,923
Sempra Energy..........................      6,560      136,530
Fortune Brands, Inc....................      5,042      133,613
Ceridian Corp..........................      4,666      130,940
Vulcan Materials Co....................      3,243      130,328
Georgia-Pacific Group..................      5,480      128,780
B. F. Goodrich Co......................      3,261      127,790
Old Kent Financial Corp................      4,400      127,325
GPU, Inc...............................      3,897      126,409
Knight-Ridder, Inc.....................      2,430      123,474
CenturyTel, Inc........................      4,516      123,061
Equifax, Inc...........................      4,538      122,242
Sealed Air Corp.*......................      2,692      121,813
Parker Hannifin Corp...................      3,598      121,432
Brown-Forman Corp., Class B............      2,202      120,559
Sabre Holdings Corp....................      4,148      120,033
American Power Conversion*.............      6,252      119,960
Citrix Systems, Inc.*..................      5,968      119,733
UST, Inc...............................      5,217      119,339
Tektronix, Inc.*.......................      1,545      118,675
Huntington Bancshares, Inc.............      8,076      118,616
Block H & R, Inc.......................      3,150      116,747
                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
NCR Corp.*.............................      3,086  $   116,689
Young & Rubicam, Inc...................      2,355      116,572
Torchmark Corp.........................      4,099      114,003
Unisys Corp.*..........................     10,058      113,152
Toys R Us, Inc.*.......................      6,948      112,905
SAFECO Corp............................      4,101      111,752
Sherwin-Williams Co....................      5,227      111,727
Genuine Parts Co.......................      5,622      107,169
Phelps Dodge Corp......................      2,530      105,627
Cooper Industries, Inc.................      2,996      105,609
Novell, Inc.*..........................     10,437      103,718
Dana Corp..............................      4,797      103,135
Harrah's Entertainment, Inc............      3,749      103,097
Healthsouth Corp.*.....................     12,393      100,693
Leggett & Platt, Inc...................      6,317       99,888
Placer Dome, Inc.......................     10,524       99,320
J. C. Penney Co., Inc..................      8,405       99,284
Mallinckrodt, Inc......................      2,160       98,550
Willamette Industries, Inc.............      3,509       98,252
Compuware Corp.*.......................     11,725       98,197
R. R. Donnelley & Sons Co..............      3,917       96,211
Parametric Technology Corp.*...........      8,749       95,692
CMS Energy Corp........................      3,535       95,224
Inco, Ltd.*............................      5,839       94,154
AutoZone, Inc.*........................      4,096       92,928
Kmart Corp.*...........................     15,428       92,568
Newmont Mining Corp....................      5,401       91,817
ITT Industries, Inc....................      2,825       91,636
Black & Decker Corp....................      2,677       91,520
Paccar, Inc............................      2,459       91,137
Eastman Chemical Co....................      2,467       91,125
V. F. Corp.............................      3,681       90,875
Goodyear Tire & Rubber Co..............      5,026       90,468
Whirlpool Corp.........................      2,292       89,101
Rowan Cos., Inc.*......................      3,030       87,870
Westvaco Corp..........................      3,234       86,307
Sigma-Aldrich Corp.....................      2,590       85,470

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     8

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Darden Restaurants, Inc................      3,927  $    81,731
Niagara Mohawk Holdings, Inc.*.........      5,154       81,175
Conseco, Inc...........................     10,453       79,704
W. W. Grainger, Inc....................      3,018       79,411
Pall Corp..............................      3,965       79,052
Nucor Corp.............................      2,607       78,536
Maytag Corp............................      2,492       77,408
Mead Corp..............................      3,296       77,044
Office Depot, Inc.*....................      9,823       76,742
Ashland, Inc...........................      2,247       75,696
Sunoco, Inc............................      2,799       75,398
Adolph Coors, Class B..................      1,187       75,004
Wendy's International, Inc.............      3,647       73,168
Fluor Corp.............................      2,432       72,960
Millipore Corp.........................      1,488       72,075
C.R. Bard, Inc.........................      1,632       68,952
Andrew Corp.*..........................      2,608       68,297
Bausch & Lomb, Inc.....................      1,713       66,700
Engelhard Corp.........................      4,104       66,690
Liz Claiborne, Inc.....................      1,711       65,873
U. S. Airways Group, Inc.*.............      2,155       65,593
FMC Corp...............................        977       65,520
Nordstrom, Inc.........................      4,185       65,129
Winn-Dixie Stores, Inc.................      4,525       65,047
Supervalu, Inc.........................      4,252       64,046
Stanley Works..........................      2,772       63,929
Adaptec, Inc.*.........................      3,187       63,740
Visteon Corp...........................      4,203       63,570
Hasbro, Inc............................      5,537       63,329
Temple-Inland, Inc.....................      1,638       62,039
Pactiv Corp.*..........................      5,443       60,894
Centex Corp............................      1,891       60,748
Quintiles Transnational Corp.*.........      3,714       59,192
International Flavors &
  Fragrances, Inc......................      3,210       58,582
Allied Waste Industries, Inc.*.........      6,323       58,093
                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Humana, Inc.*..........................      5,333  $    57,330
Navistar International Corp............      1,903       56,971
Eastern Enterprises....................        873       55,708
Bemis Co...............................      1,708       54,869
Nicor, Inc.............................      1,475       53,377
Alberto-Culver Co., Class B............      1,794       51,690
Manor Care, Inc.*......................      3,286       51,549
Brunswick Corp.........................      2,805       51,191
Great Lakes Chemical Corp..............      1,678       49,186
Boise Cascade Corp.....................      1,842       48,928
Hercules, Inc..........................      3,452       48,759
Consolidated Stores Corp.*.............      3,578       48,303
Meredith Corp..........................      1,628       48,026
Allegheny Technologies, Inc............      2,613       47,361
Deluxe Corp............................      2,324       47,206
Autodesk, Inc..........................      1,851       46,969
Crane Co...............................      1,952       44,652
Snap-On, Inc...........................      1,888       44,486
Homestake Mining Co....................      8,454       43,855
Owens-Illinois, Inc.*..................      4,693       43,410
Freeport-McMoRan Copper & Gold, Inc.,
  Class B*.............................      4,913       43,296
USX-U. S. Steel Group..................      2,850       43,284
Crown Cork and Seal Co., Inc...........      4,047       43,252
Pulte Corp.............................      1,297       42,801
Kaufman & Broad Home Corp..............      1,548       41,699
Cummins Engine Co......................      1,334       39,937
Peoples Energy Corp....................      1,134       37,847
Oneok, Inc.............................        938       37,285
American Greetings Corp., Class A......      2,070       36,225
Ryder System, Inc......................      1,916       35,326
Reebok International, Ltd.*............      1,829       34,408
Tupperware Corp........................      1,855       33,390
Thomas & Betts Corp....................      1,863       32,486

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     9

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES      (NOTE1)
                                         ---------  -----------
Dillards, Inc., Class A................      3,008  $    31,960
Louisiana-Pacific Corp.................      3,348       30,760
Ball Corp..............................        936       29,659
Potlatch Corp..........................        914       28,905
Timken Co..............................      1,947       26,650
Briggs & Stratton Co...................        694       26,242
Worthington Industries, Inc............      2,756       25,837
National Service Industries, Inc.......      1,310       25,627
Cooper Tire & Rubber Co................      2,331       23,456
Longs Drug Stores Corp.................      1,214       23,218
McDermott International, Inc.*.........      1,937       21,307
Polaroid Corp..........................      1,446       19,431
Russell Corp...........................      1,047       16,621
Springs Industries, Inc., Class A......        576       16,236
Armstrong Holdings, Inc................      1,301       15,531
W. R. Grace & Co.*.....................      2,155       14,816
Bethlehem Steel Corp.*.................      4,252       12,756
Owens Corning..........................      1,782        4,678
                                                    -----------
  Total Common Stocks (Cost
    $298,640,307)......................             405,751,576
                                                    -----------

                                                           MARKET
                                                FACE        VALUE
                                              AMOUNT     (NOTE 1)
                                         -----------  -----------
FEDERAL AGENCY
 DISCOUNT NOTES 8.6%
Fannie Mae 6.41% 11/09/00..............  $25,000,000  $24,830,847
Federal Home Loan
  Banks 6.35% 10/16/00**...............    8,000,000    7,980,244
Federal Home Loan
  Banks 6.42% 10/27/00**...............   15,000,000   14,933,125
                                                      -----------
    Total Federal Agency Discount Notes
      (Cost $47,744,216)...............                47,744,216
                                                      -----------

                                          CONTRACTS
                                         ----------
OPTIONS PURCHASED 1.4%
Call Options on:
  December 2000 S&P 500 Futures
    Contracts, Expiring
    December 2000, with
    strike 1150 .......................          99    7,585,875
Put Options on:
  October 2000 S&P 500 Futures
    Contracts, Expiring
    October 2000, with strike 1025.....         100      --
                                                     -----------
    Total Options Purchased (Cost
      $8,683,718)......................                7,585,875
                                                     -----------

 * NON-INCOME PRODUCING SECURITIES
** A PORTION OF THIS HOLDING IS PLEDGED AS COLLATERAL FOR STOCK INDEX FUTURES CONTRACTS.
SEE NOTES TO FINANCIAL STATEMENTS.     10

                               RYDEX SERIES FUNDS

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                            MARKET
                                                FACE         VALUE
                                              AMOUNT      (NOTE 1)
                                         -----------  ------------
REPURCHASE AGREEMENTS 16.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  6.40% due 10/02/00...................  $24,042,763  $ 24,042,763
  6.48% due 10/02/00...................   43,802,563    43,802,563
  6.50% due 10/02/00...................   24,042,763    24,042,763
                                                      ------------
    Total Repurchase Agreements (Cost
      $91,888,089).....................                 91,888,089
                                                      ------------
    Total Investments 100% (Cost
      $446,956,330)                                   $552,969,756
                                                      ============

--------------------------------------------------------------------------------

                                                       UNREALIZED
                                                             LOSS
                                          CONTRACTS      (NOTE 1)
                                         ----------  ------------
FUTURES CONTRACTS PURCHASED
December 2000 S&P 500 Futures Contracts
    (Underlying Face Amount at Market
  Value $421,209,575)..................       1,159  $(10,878,594)
                                                     ============

SEE NOTES TO FINANCIAL STATEMENTS.     11

                               RYDEX SERIES FUNDS

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                              MARKET
                                                FACE           VALUE
                                              AMOUNT        (NOTE 1)
                                         -----------  --------------
FEDERAL AGENCY DISCOUNT NOTES 86.0%
Fannie Mae 6.39% 10/12/00..............  $25,000,000  $   24,955,625
Fannie Mae 6.40% 10/12/00..............   25,000,000      24,955,556
Fannie Mae 6.41% 10/16/00..............   25,000,000      24,937,681
Fannie Mae 6.39% 10/19/00..............   25,000,000      24,924,562
Fannie Mae 6.39% 10/23/00..............   25,000,000      24,906,812
Fannie Mae 6.40% 10/25/00..............   25,000,000      24,897,778
Fannie Mae 6.40% 10/26/00..............   25,000,000      24,893,333
Fannie Mae 6.40% 11/09/00..............   25,000,000      24,831,111
Fannie Mae 6.40% 11/16/00..............   25,000,000      24,800,000
Fannie Mae 6.38% 11/22/00..............   25,000,000      24,774,042
Fannie Mae 6.37% 12/07/00..............   25,000,000      24,708,042
Fannie Mae 6.37% 12/21/00..............   25,000,000      24,646,111
Fannie Mae 6.38% 12/28/00..............   25,000,000      24,614,542
Fannie Mae 6.38% 01/04/01..............   25,000,000      24,583,528
Fannie Mae 6.40% 01/08/01..............   25,000,000      19,651,556
Fannie Mae 6.40% 01/09/01..............   25,000,000      24,560,000
Fannie Mae 6.38% 01/19/01..............   25,000,000      24,517,069
Farmer Mac Disc 6.40% 10/13/00.........   25,000,000      24,951,111
Farmer Mac Disc 6.44% 11/01/00.........   25,000,000      24,865,833
Federal Farm Credit Banks 6.20%
  10/02/00.............................   25,000,000      25,000,000
Federal Home Loan Banks 6.36%
  10/02/00.............................   10,000,000      10,000,000
Federal Home Loan Banks 6.37%
  10/02/00.............................   25,000,000      25,000,000
Federal Home Loan Banks 6.41%
  10/04/00.............................   25,000,000      24,991,097
Federal Home Loan Banks 6.35%
  10/06/00.............................   25,000,000      24,982,361
Federal Home Loan Banks 6.40%
  10/11/00.............................   25,000,000      24,960,000
Federal Home Loan Banks 6.42%
  10/18/00.............................   25,000,000      24,928,667
Federal Home Loan Banks 6.40%
  10/20/00.............................   25,000,000      24,920,000
Federal Home Loan Banks 6.38%
  11/17/00.............................   25,000,000      24,796,194
Federal Home Loan Banks 6.37%
  12/13/00.............................   25,000,000      24,681,500
Federal Home Loan Banks 6.37%
  12/22/00.............................   25,000,000      24,641,687
Federal Home Loan Banks 6.36%
  01/02/01.............................   25,000,000      24,593,667
Federal Home Loan Banks 6.36%
  01/03/01.............................   25,000,000      24,589,250
Freddie Mac 6.36% 10/03/00.............   25,000,000      24,995,583
Freddie Mac 6.37% 10/10/00.............   25,000,000      24,964,611
Freddie Mac 6.39% 10/17/00.............   25,000,000      24,933,437
Freddie Mac 6.41% 10/24/00.............   25,000,000      24,902,069
Freddie Mac 6.41% 10/31/00.............   25,000,000      24,870,910
Freddie Mac 6.41% 11/02/00.............   25,000,000      24,862,007

See Notes to Financial Statements.     12

                               RYDEX SERIES FUNDS

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                              MARKET
                                                FACE           VALUE
                                              AMOUNT        (NOTE 1)
                                         -----------  --------------
Freddie Mac 6.38% 11/10/00.............  $25,000,000  $   24,827,208
Freddie Mac 6.38% 11/16/00.............   25,000,000      24,800,625
Freddie Mac 6.37% 11/21/00.............   25,000,000      24,778,819
Freddie Mac 6.38% 11/30/00.............   25,000,000      24,738,597
Freddie Mac 6.35% 12/14/00.............   25,000,000      24,678,092
                                                      --------------
    Total Federal Agency Discount Notes
      (Cost $1,047,410,673)............                1,047,410,673
                                                      --------------
FEDERAL AGENCY BONDS 11.9%
Fannie Mae 6.32% 02/02/01..............   15,000,000      14,994,711
Federal Farm Credit 6.34% 11/01/00.....   15,000,000      15,000,000
Federal Farm Credit 6.55% 11/01/00.....   20,000,000      20,000,000
Federal Home Loan Banks 6.50%
  01/25/01.............................   25,000,000      25,000,000
Federal Home Loan Banks 6.89%
  09/12/01.............................   15,000,000      15,000,000
Freddie Mac 7.15% 07/17/01.............   25,000,000      24,998,027
Freddie Mac 6.90% 09/11/01.............   15,000,000      15,000,000
Freddie Mac 5.99% 12/06/00.............   15,000,000      14,988,061
                                                      --------------
    Total Federal Agency Bonds (Cost
      $144,980,799)....................                  144,980,799
                                                      --------------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 4):
  6.40% due 10/02/00...................    6,554,872       6,554,872
  6.48% due 10/02/00...................   11,942,063      11,942,063
  6.50% due 10/02/00...................    6,554,872       6,554,872
                                                      --------------
    Total Repurchase Agreements (Cost
      $25,051,807).....................                   25,051,807
                                                      --------------
    Total Investments 100% (Cost
      $1,217,443,279)..................               $1,217,443,279
                                                      ==============

See Notes to Financial Statements.     13

                               RYDEX SERIES FUNDS

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                             SHARES       (NOTE 1)
                                         ----------  -------------
COMMON STOCKS 97.1%
Cisco Systems, Inc.*...................   3,541,900  $ 195,689,975
Microsoft Corp.*.......................   2,529,700    152,572,531
Intel Corp.............................   3,283,500    136,470,469
Oracle Corp.*..........................   1,639,300    129,094,875
JDS Uniphase Corp.*....................   1,239,700    117,384,094
Sun Microsystems, Inc.*................     964,600    112,617,050
QUALCOMM, Inc.*........................   1,254,900     89,411,625
Veritas Software Corp.*................     573,900     81,493,800
Siebel Systems, Inc.*..................     681,200     75,826,075
Juniper Networks, Inc.*................     289,500     63,382,406
Nextel Communications, Inc.,
  Class A*.............................   1,303,700     60,947,975
Network Appliance, Inc.*...............     461,800     58,821,775
Ciena Corp.*...........................     470,900     57,832,406
i2 Technologies, Inc.*.................     297,700     55,688,506
PMC-Sierra, Inc.*......................     243,200     52,348,800
Gemstar International Group, Ltd.*.....     599,000     52,225,312
Xilinx, Inc.*..........................     608,700     52,119,937
Verisign, Inc.*........................     256,000     51,856,000
Amgen, Inc.*...........................     669,500     46,749,930
Maxim Integrated Products, Inc.*.......     553,100     44,489,981
MCI WorldCom, Inc.*....................   1,443,600     43,849,350
Applied Micro Circuits Corp.*..........     204,400     42,323,575
Immunex Corp.*.........................     963,500     41,912,250
Global Crossing, Ltd.*.................   1,331,000     41,261,000
Dell Computer Corp.*...................   1,331,400     41,023,762
SDL, Inc.*.............................     125,900     38,942,444
Linear Technology Corp.................     584,800     37,865,800
Altera Corp.*..........................     783,400     37,407,350
VoiceStream Wireless Corp.*............     321,100     37,267,669
Applied Materials, Inc.*...............     587,100     34,822,369
Yahoo! Inc.*...........................     371,100     33,770,107
ADC Telecommunications, Inc.*..........   1,231,200     33,107,737
Level 3 Communications, Inc.*..........     355,700     27,433,362
Paychex, Inc...........................     493,400     25,903,500
Adobe Systems, Inc.....................     165,500     25,693,875
Comverse Technology, Inc.*.............     237,800     25,682,400
                                                            MARKET
                                                             VALUE
                                             SHARES       (NOTE 1)
                                         ----------  -------------
Comcast Corp., Special Class A *.......     598,100  $  24,484,719
Telefonaktiebolaget LM Ericsson,
  Sponsored ADR........................   1,643,400     24,342,862
Medimmune, Inc.*.......................     313,700     24,233,325
Vitesse Semiconductor Corp.*...........     271,900     24,182,106
Sanmina Corp.*.........................     225,300     21,093,712
Intuit, Inc.*..........................     358,100     20,411,700
eBay, Inc.*............................     279,700     19,211,894
NTL, Inc.*.............................     392,900     18,196,181
Metromedia Fiber Network, Inc.,
  Class A*.............................     736,100     17,896,431
EchoStar
  Communications
  Corp., Class A*......................     338,100     17,834,775
Apple Computer, Inc.*..................     632,500     16,286,875
Chiron Corp.*..........................     357,200     16,074,000
Tellabs, Inc.*.........................     326,100     15,571,275
Biogen, Inc.*..........................     254,100     15,500,100
Peoplesoft, Inc.*......................     551,400     15,404,737
Conexant Systems, Inc.*................     351,200     14,706,500
Starbucks Corp.*.......................     363,400     14,558,712
NEXTLINK Communications, Inc.,
  Class A*.............................     406,500     14,303,719
Lycos, Inc.*...........................     192,300     13,223,630
KLA-Tencor Corp.*......................     314,800     12,965,825
Fiserv, Inc.*..........................     216,400     12,956,950
Bed Bath &
  Beyond, Inc.*........................     530,600     12,941,666
Amazon.com, Inc.*......................     329,600     12,669,000
CMGI, Inc.*............................     452,400     12,638,925
Cintas Corp............................     282,200     12,293,337
Concord EFS, Inc.*.....................     339,400     12,054,003
Biomet, Inc............................     335,200     11,732,000
Costco Wholesale Corp..................     329,700     11,518,894
Qlogic Corp.*..........................     128,300     11,290,400
USA Networks, Inc.*....................     485,900     10,659,431
BroadVision, Inc.*.....................     404,200     10,382,887
Genzyme Corp. --
  General Division*....................     152,100     10,371,319
McLeodUSA, Inc.,
  Class A*.............................     657,500      9,410,469

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     14

                               RYDEX SERIES FUNDS

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                             SHARES       (NOTE 1)
                                         ----------  -------------
Electronic Arts, Inc.*.................     184,500  $   9,109,687
PanAmSat Corp.*........................     281,900      9,003,181
RF Micro Devices, Inc.*................     255,800      8,185,600
RealNetworks, Inc.*....................     205,300      8,160,675
Molex, Inc.............................     135,900      7,398,056
Atmel Corp.*...........................     483,200      7,338,600
American Power Conversion Corp.*.......     357,000      6,849,937
Citrix Systems, Inc.*..................     307,700      6,173,231
Staples, Inc.*.........................     429,000      6,086,437
At Home Corp., Series A*...............     409,400      5,782,775
Parametric Technology Corp.*...........     516,500      5,649,219
Dollar Tree Stores, Inc.*..............     137,200      5,565,175
Novell, Inc.*..........................     542,800      5,394,075
Adelphia Communications, Class A*......     183,300      5,052,206
BMC Software, Inc.*....................     262,100      5,012,662
3Com Corp.*............................     248,300      4,764,256
Network Associates, Inc.*..............     200,000      4,525,000
PACCAR, Inc............................     120,400      4,462,325
Synopsys, Inc.*........................     105,400      3,992,025
Smurfit-Stone Container Corp.*.........     332,400      3,988,800
Sigma-Aldrich Corp.....................     118,400      3,907,200
CNET Networks, Inc.*...................     138,100      3,364,030
Compuware Corp.*.......................     312,900      2,620,537
                                                     -------------
    Total Common Stocks
      (Cost $1,392,803,343)............              2,899,078,120
                                                     -------------

                                                                MARKET
                                               FACE              VALUE
                                             AMOUNT           (NOTE 1)
                                         ----------  -----------------
FEDERAL AGENCY
 DISCOUNT NOTES 0.8%
Federal Home Loan
  Banks 6.36% 10/02/00                   $25,000,000 $      25,000,000
                                                     -----------------
    Total Federal Agency
      Discount Notes
      (Cost $25,000,000)                                    25,000,000
                                                     -----------------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 4):
  6.40% due 10/02/00...................  16,190,992         16,190,992
  6.48% due 10/02/00...................  29,497,730         29,497,730
  6.50% due 10/02/00...................  16,190,992         16,190,992
                                                     -----------------
    Total Repurchase Agreements
      (Cost $61,879,714)...............                     61,879,714
                                                     -----------------
    Total Investments 100%
      (Cost $1,479,683,057)............              $   2,985,957,834
                                                     =================

--------------------------------------------------------------------------------

                                                                 UNREALIZED
                                                                       LOSS
                                                     CONTRACTS     (NOTE 1)
                                                    ----------  -----------
FUTURES CONTRACTS PURCHASED
  December 2000 NASDAQ 100 Futures Contracts
    (Underlying Face Amount at Market Value
    $85,093,500)                                           235  $(7,651,895)
                                                                ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     15

                               RYDEX SERIES FUNDS

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                           MARKET
                                                FACE        VALUE
                                              AMOUNT      (NOTE1)
                                         -----------  -----------
U.S. TREASURY OBLIGATIONS 88.6%
U.S. Treasury Bond 6.25% 05/15/30......  $15,610,000  $16,405,133
                                                      -----------
    Total U.S. Treasury Obligations
      (Cost $15,872,057)...............                16,405,133
                                                      -----------

                                          CONTRACTS
                                         ----------
OPTIONS PURCHASED 5.7%
Call Options on:
  December 2000 U.S. Treasury Bond
    Futures Contracts, Expiring
    December 2000, with strike 80......          56   1,044,750
                                                     ----------
    Total Options Purchased (Cost
      $1,032,728)......................               1,044,750
                                                     ----------

                                              FACE
                                            AMOUNT
                                         ---------
REPURCHASE AGREEMENTS 5.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 4):
  6.40% due 10/02/00...................  $ 277,480      277,480
  6.48% due 10/02/00...................    505,529      505,529
  6.50% due 10/02/00...................    277,480      277,480
                                                    -----------
    Total Repurchase Agreements (Cost
      $1,060,489)......................               1,060,489
                                                    -----------
    Total Investments 100% (Cost
      $17,965,274).....................             $18,510,372
                                                    ===========

See Notes to Financial Statements.     16

                               RYDEX SERIES FUNDS

                             LARGE-CAP EUROPE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                              SHARES     (NOTE 1)
                                         -----------  -----------
COMMON STOCKS 9.3%
FINLAND
Nokia Oyj..............................        1,460  $    58,936
                                                      -----------
                                                           58,936
FRANCE
Total Fina Elf SA, Class B.............          226       32,940
Alcatel................................          356       22,689
Vivendi SA.............................          188       13,915
Carrefour SA...........................          180       13,244
France Telecom SA......................          124       13,233
AXA....................................           98       12,750
BNP Paribas SA.........................          119       10,451
L'Oreal SA.............................           98        7,577
                                                      -----------
                                                          126,799
GERMANY
Siemens AG.............................          173       22,204
Deutsche Bank AG, Registered...........          192       15,815
Allianz AG, Registered.................           45       14,769
Deutsche Telekom AG, Registered........          387       13,258
DaimlerChrysler AG, Registered.........          255       11,397
E.On AG................................          199       10,199
Bayer AG...............................          216        8,003
Muenchener Rueckversicherungs-
  Gesellschaft AG, Registered..........           25        7,428
                                                      -----------
                                                          103,073
ITALY
Assicurazioni Generali S.p.A...........          346       11,041
ENI S.p.A..............................        1,573        8,297
Telecom Italia S.p.A...................          737        7,810
                                                      -----------
                                                           27,148
                                                           MARKET
                                                            VALUE
                                              SHARES     (NOTE 1)
                                         -----------  -----------
NETHERLANDS
Royal Dutch Petroleum Co...............          622  $    37,449
Royal Koninklijke Philips Electronics
  NV...................................          411       17,621
ING Groep NV...........................          256       16,986
Aegon NV...............................          264        9,921
ABN AMRO Holding NV....................          411        9,538
                                                      -----------
                                                           91,515
SPAIN
Telefonica SA..........................        1,182       23,327
Banco Santander Central Hispano SA.....        1,409       15,408
Banco Bilbao Vizcaya Argentaria SA.....          983       14,794
                                                      -----------
                                                           53,529
SWEDEN
Telefonaktiebolaget LM Ericsson AB,
  Class B..............................        2,252       34,013
                                                      -----------
                                                           34,013
SWITZERLAND
Novartis AG, Registered................           22       33,620
Nestle SA, Registered..................           12       24,912
UBS AG, Registered.....................          134       17,773
Roche Holding AG.......................            2       17,531
Credit Suisse Group, Registered........           77       14,342
Swiss Re, Registered...................            4        7,612
                                                      -----------
                                                          115,790
UNITED KINGDOM
Vodafone Group PLC.....................       19,195       71,077
BP Amoco PLC...........................        7,070       62,414
HSBC Holdings PLC......................        2,643       37,286
Glaxo Wellcome PLC.....................        1,138       34,178
Shell Transport & Trading Co. PLC......        3,102       25,065
AstraZeneca Group PLC..................          481       24,998

See Notes to Financial Statements.     17

                               RYDEX SERIES FUNDS

                             LARGE-CAP EUROPE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                              SHARES     (NOTE 1)
                                         -----------  -----------
SmithKline Beecham PLC.................        1,753  $    23,818
British Telecommunications PLC.........        2,043       21,301
Lloyds TSB Group PLC...................        1,715       15,869
Royal Bank of Scotland Group PLC.......          754       15,789
Barclays PLC...........................          465       12,765
Marconi PLC............................          861       11,679
CGNU PLC...............................          700        9,854
Diageo PLC.............................        1,067        9,459
Prudential PLC.........................          610        8,257
                                                      -----------
                                                          383,809
                                                      -----------
    Total Common Stocks
      (Cost $1,002,013)................                   994,612
                                                      -----------
                                                           MARKET
                                                FACE        VALUE
                                              AMOUNT     (NOTE 1)
                                         -----------  -----------
FEDERAL AGENCY
 DISCOUNT NOTES 46.7%
Federal Home Loan
  Banks 6.40% 10/05/00.................  $ 2,000,000  $ 1,998,933
Fannie Mae 6.40% 10/12/00..............    3,000,000    2,994,664
                                                      -----------
    Total Federal Agency Discount Notes
      (Cost $4,993,597)................                 4,993,597
                                                      -----------
U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Bill
  5.90% 10/12/00.......................    1,750,000    1,747,132
                                                      -----------
    Total U.S. Treasury Obligations
      (Cost $1,747,132)................                 1,747,132
                                                      -----------
REPURCHASE AGREEMENTS 27.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 4):
  6.48% due 10/02/00...................    2,955,265    2,955,265
                                                      -----------
    Total Repurchase Agreements
      (Cost $2,955,265)................                 2,955,265
                                                      -----------
    Total Investments 100%
      (Cost $10,698,007)...............               $10,690,606
                                                      ===========

See Notes to Financial Statements.     18

                               RYDEX SERIES FUNDS

                              LARGE-CAP JAPAN FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                             SHARES     (NOTE 1)
                                         ----------  -----------
COMMON STOCKS 13.8%
NTT DoCoMo, Inc........................          13  $   370,984
Toyota Motor Corp......................       6,000      235,847
Nippon Telegraph & Telephone Corp......          14      136,611
Matsushita Electric Industrial Co.,
  Ltd..................................       4,000      104,207
Sony Corp..............................       1,000      100,893
Fujitsu, Ltd...........................       4,000       92,424
Bank of Tokyo-Mitsubishi, Ltd..........       6,000       70,533
NEC Corp...............................       3,000       67,799
Takeda Chemical Industries, Ltd........       1,000       65,728
Nomura Securities Co., Ltd.............       3,000       64,899
Seven-Eleven Japan Co., Ltd............       1,000       57,811
Sumitomo Bank, Ltd.....................       4,000       50,447
Hitachi, Ltd...........................       4,000       46,175
Sakura Bank, Ltd.......................       6,000       44,518
Canon, Inc.............................       1,000       44,095
Honda Motor Co., Ltd...................       1,000       36,638
Sanwa Bank, Ltd........................       4,000       35,423
Fuji Photo Film Co., Ltd...............       1,000       33,324
Toshiba Corp...........................       4,000       32,072
Tokio Marine & Fire Insurance Co.,
  Ltd..................................       3,000       29,826
Furukawa Electric Co., Ltd.............       1,000       27,478
Kao Corp...............................       1,000       27,156
Nikko Securities Co., Ltd..............       3,000       26,512
Sanyo Electric Co., Ltd................       3,000       26,236
Mitsubishi Electric Corp...............       3,000       24,717
Mitsubishi Corp........................       3,000       24,027
Tokyo Electric Power Co., Inc..........       1,000       23,428
Denso Corp.............................       1,000       23,152
Nissan Motor Co., Ltd..................       4,000       22,830
Mitsui & Co., Ltd......................       3,000       18,641
Ricoh Co., Ltd.........................       1,000       18,089
Sumitomo Electric Industries, Ltd......       1,000       17,168
                                                          MARKET
                                                           VALUE
                                             SHARES     (NOTE 1)
                                         ----------  -----------
Asahi Bank, Ltd........................       4,000  $    16,386
Kansai Electric Power Co...............       1,000       16,202
Chubu Electric Power Co., Inc..........       1,000       16,110
Nippon Steel Corp......................       9,000       15,907
Mitsubishi Heavy Industries, Ltd.......       4,000       15,760
Sharp Corp.............................       1,000       15,392
Tokai Bank, Ltd........................       3,000       15,162
Sumitomo Chemical Co., Ltd.............       3,000       14,858
Dai Nippon Printing Co., Ltd...........       1,000       14,775
Mitsui Fudosan Co., Ltd................       1,000       12,464
Bridgestone Corp.......................       1,000       11,967
Daiwa Securities Group, Inc............       1,000       11,663
Matsushita Electric Works, Ltd.........       1,000       11,443
Japan Airlines Co., Ltd................       3,000       11,295
Ajinomoto Co., Inc.....................       1,000       11,138
Tokyo Gas Co., Ltd.....................       4,000       10,568
Mitsubishi Estate Co., Ltd.............       1,000       10,365
Kirin Brewery Co., Ltd.................       1,000       10,218
Asahi Glass Co., Ltd...................       1,000       10,172
Sekisui House, Ltd.....................       1,000        9,620
Toppan Printing Co., Ltd...............       1,000        9,620
Sumitomo Corp..........................       1,000        8,635
Mitsubishi Trust & Banking Corp........       1,000        8,184
Osaka Gas Co., Ltd.....................       3,000        7,871
Sumitomo Trust & Banking Co., Ltd......       1,000        6,738
Oji Paper Co., Ltd.....................       1,000        6,120
Asahi Chemical Industry Co., Ltd.......       1,000        5,938
Nippon Express Co., Ltd................       1,000        5,312
                                                     -----------
    Total Common Stocks (Cost
      $2,334,180)......................                2,319,571

See Notes to Financial Statements.     19

                               RYDEX SERIES FUNDS

                              LARGE-CAP JAPAN FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                         FACE AMOUNT      (NOTE 1)
                                         -----------  ------------
FEDERAL AGENCY DISCOUNT NOTES 47.5%
Fannie Mae 6.40% 10/05/00..............  $ 5,000,000  $  4,997,332
Fannie Mae 6.40% 10/16/00..............    3,000,000     2,992,529
                                                      ------------
    Total Federal Agency Discount Notes
      (Cost $7,989,861)................                  7,989,861
                                                      ------------
U.S. TREASURY OBLIGATIONS 11.9%
U.S. Treasury Bill 5.90% 10/12/00......    2,000,000     1,996,722
                                                      ------------
    Total U.S. Treasury Obligations
      (Cost $1,996,722)................                  1,996,722
                                                      ------------
REPURCHASE AGREEMENTS 26.8%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 4):
  6.48% due 10/02/00...................    4,498,907     4,498,907
                                                      ------------
    Total Repurchase Agreements
      (Cost $4,498,907)................                  4,498,907
                                                      ------------
    Total Investments 100% (Cost
     $16,819,670)......................               $ 16,805,061
                                                      ============

See Notes to Financial Statements.     20

                               RYDEX SERIES FUNDS

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                                                 U.S.
                                                                           GOVERNMENT
                                                                                MONEY
                                                  NOVA           URSA          MARKET             OTC
                                                  FUND           FUND            FUND            FUND
                                         -------------  -------------  --------------  --------------
ASSETS
  Repurchase Agreements (See
    Accompanying Schedules)............  $  91,888,089  $    --        $   25,051,807  $   61,879,714
  Investment Securities (See
    Accompanying Schedules)............    461,081,667       --         1,192,391,472   2,924,078,120
  Investment in Master Portfolio (See
    Note 3)............................       --          271,297,997        --              --
                                         -------------  -------------  --------------  --------------
  Securities at Value (Note 1).........    552,969,756    271,297,997   1,217,443,279   2,985,957,834
  Receivable for Securities Sold.......       --             --              --            15,990,632
  Investment Income Receivable.........        422,733      1,256,677       2,685,995          57,720
  Cash on Deposit with Broker..........       --             --              --             7,245,000
  Receivable for Shares Purchased......     49,262,043     18,010,803      86,670,588      46,186,214
  Other Assets.........................             67       --              --              --
                                         -------------  -------------  --------------  --------------
    Total Assets.......................    602,654,599    290,565,477   1,306,799,862   3,055,437,400
                                         -------------  -------------  --------------  --------------
LIABILITIES
  Payable for Futures Contracts
    Settlement.........................      6,049,520       --              --             3,148,035
  Liability for Shares Redeemed........     27,075,685     10,050,286     296,174,978      76,152,996
  Dividends Payable....................       --             --                74,409        --
  Investment Advisory Fee Payable......        337,238       --               533,996       2,041,413
  Transfer Agent Fee Payable...........        112,413         58,045         213,598         680,471
  Distribution and Service Fee
    Payable............................         24,856          3,242         173,856          33,608
  Other Liabilities....................        496,113        126,280         840,974       2,236,264
                                         -------------  -------------  --------------  --------------
    Total Liabilities..................     34,095,825     10,237,853     298,011,811      84,292,787
                                         -------------  -------------  --------------  --------------
NET ASSETS.............................  $ 568,558,774  $ 280,327,624  $1,008,788,051  $2,971,144,613
                                         =============  =============  ==============  ==============
INVESTOR CLASS:
  Net Assets...........................   $486,492,844   $276,420,534    $680,846,487  $2,802,976,554
  Shares Outstanding...................     12,696,280     33,331,572     681,285,333     106,965,162
  Net Asset Value Per Share............         $38.32          $8.29           $1.00          $26.20
ADVISOR CLASS:
  Net Assets...........................    $82,065,930     $3,907,090    $327,941,564    $168,168,059
  Shares Outstanding...................      2,162,855        477,696     328,202,687       6,482,434
  Net Asset Value Per Share............         $37.94          $8.18           $1.00          $25.94

See Notes to Financial Statements.     21

                               RYDEX SERIES FUNDS

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                 U.S.                                 LARGE-CAP     LARGE-CAP
                                           GOVERNMENT          JUNO        ARKTOS        EUROPE         JAPAN
                                            BOND FUND          FUND          FUND          FUND          FUND
                                         ------------  ------------  ------------  ------------  ------------
ASSETS
  Repurchase Agreements (See
    Accompanying Schedules)............  $  1,060,489  $    --       $    --       $  2,955,265  $  4,498,907
  Investment Securities (See
    Accompanying Schedules)............    17,449,883       --            --          7,735,341    12,306,154
  Investment in Master Portfolio (See
    Note 3)............................       --         11,269,429   120,183,249       --            --
                                         ------------  ------------  ------------  ------------  ------------
  Securities at Value (Note 1).........    18,510,372    11,269,429   120,183,249    10,690,606    16,805,061
  Receivable for Securities Sold.......    19,384,515       --            --            --            --
  Investment Income Receivable.........       374,592        47,671       947,069         1,596         9,760
  Cash on Deposit with Broker..........       --            --            --            827,863     2,016,571
  Receivable for Shares Purchased......        86,249       317,461    20,229,762     2,801,570       --
  Other Assets.........................           532         5,279        57,904         8,650       --
                                         ------------  ------------  ------------  ------------  ------------
    Total Assets.......................    38,356,260    11,639,840   141,417,984    14,330,285    18,831,392
                                         ------------  ------------  ------------  ------------  ------------
LIABILITIES
  Payable for Securities Purchased.....       --            --            --          1,002,013     2,334,155
  Payable for Equity Index Swaps
    Settlement.........................       --            --            --          1,003,924     1,134,310
  Liability for Shares Redeemed........    19,938,569        79,617     1,824,454     1,782,421     1,921,901
  Dividends Payable....................         3,685       --            --            --            --
  Investment Advisory Fee Payable......        10,686       --            --              6,924         9,428
  Transfer Agent Fee Payable...........         4,274         2,232        24,916         1,923         2,619
  Distribution and Service Fee
    Payable............................       --            --            --              1,612         2,495
  Other Liabilities....................        11,724       --            --             10,261         8,014
                                         ------------  ------------  ------------  ------------  ------------
    Total Liabilities..................    19,968,938        81,849     1,849,370     3,809,078     5,412,922
                                         ------------  ------------  ------------  ------------  ------------
NET ASSETS.............................  $ 18,387,322  $ 11,557,991  $139,568,614  $ 10,521,207  $ 13,418,470
                                         ============  ============  ============  ============  ============
INVESTOR CLASS:
  Net Assets...........................   $18,387,322   $11,557,991  $139,568,614   $10,521,207   $13,418,470
  Shares Outstanding...................     1,978,194     1,280,880     7,342,782       467,155       688,020
  Net Asset Value Per Share............         $9.30         $9.02        $19.01        $22.52        $19.50
ADVISOR CLASS:
  Net Assets...........................           N/A           N/A           N/A           N/A           N/A
  Shares Outstanding...................
  Net Asset Value Per Share............

See Notes to Financial Statements.     22

                               RYDEX SERIES FUNDS

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2000

--------------------------------------------------------------------------------

                                                                                      U.S.
                                                                                GOVERNMENT
                                                                     URSA            MONEY              OTC
                                               NOVA FUND             FUND      MARKET FUND             FUND
                                         ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME
  Interest (Note 1)....................  $     4,571,852  $     --         $    37,567,170  $     2,161,121
  Dividends, net of foreign tax
    withheld (Note 1)..................        2,532,964        8,099,562        --                 469,918
  Other Income.........................           (8,729)          85,131            3,177         (153,434)
                                         ---------------  ---------------  ---------------  ---------------
    Total Income.......................        7,096,087        8,184,693       37,570,347        2,477,605
                                         ---------------  ---------------  ---------------  ---------------
EXPENSES
  Advisory Fees (Note 5)...............        2,293,405        --               2,986,278       12,001,501
  Transfer Agent Fees (Note 5).........          764,468          385,573        1,194,511        4,000,501
  Audit and Outside Service............           50,067           17,583           67,599          173,009
  Accounting Fees (Note 5).............           65,860           40,595          132,652          346,637
  Legal................................           18,955            2,895           38,078           88,750
  Registration Fees....................           95,520           49,200          172,580          356,457
  Custodian Fees.......................          141,849        --                 193,536          608,348
  Distribution Fees--Advisor
    Class (Note 5).....................           72,767            6,815          434,187          170,682
  Servicing Fees--Advisor Class (Note
    5).................................           72,767            6,815          434,187          170,682
  Miscellaneous........................          576,407          173,199          663,475        1,464,348
                                         ---------------  ---------------  ---------------  ---------------
    Total Expenses.....................        4,152,065          682,675        6,317,083       19,380,915
    Custodian Fees Paid Indirectly
      (Note 6).........................           11,329        --                  22,135           59,250
                                         ---------------  ---------------  ---------------  ---------------
    Net Expenses.......................        4,140,736          682,675        6,294,948       19,321,665
                                         ---------------  ---------------  ---------------  ---------------
Net Investment Income (Loss)...........        2,955,351        7,502,018       31,275,399      (16,844,060)
                                         ---------------  ---------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................      (16,185,185)       1,826,161           (9,153)    (124,974,647)
  Futures Contracts....................       (6,036,823)       --               --                (756,467)
                                         ---------------  ---------------  ---------------  ---------------
    Total Net Realized Gain (Loss).....      (22,222,008)       1,826,161           (9,153)    (125,731,114)
                                         ---------------  ---------------  ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................       (8,049,725)      13,825,306        --            (634,702,408)
  Futures Contracts....................      (50,443,916)       --               --              (7,632,730)
                                         ---------------  ---------------  ---------------  ---------------
    Net Change in Unrealized
      Appreciation (Depreciation)......      (58,493,641)      13,825,306        --            (642,335,138)
                                         ---------------  ---------------  ---------------  ---------------
    Net Gain (Loss) on Investments.....      (80,715,649)      15,651,467           (9,153)    (768,066,252)
                                         ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $   (77,760,298) $    23,153,485  $    31,266,246  $  (784,910,312)
                                         ===============  ===============  ===============  ===============

See Notes to Financial Statements.     23

                               RYDEX SERIES FUNDS

STATEMENT OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2000

--------------------------------------------------------------------------------

                                               U.S.                             LARGE-CAP    LARGE-CAP
                                         GOVERNMENT       JUNO        ARKTOS       EUROPE        JAPAN
                                          BOND FUND       FUND          FUND        FUND*        FUND*
                                         ----------  ---------  ------------  -----------  -----------
INVESTMENT INCOME
  Interest (Note 1)....................  $  811,596  $  --      $    --       $   319,343  $   248,102
  Dividends (Note 1)...................      --        275,341     4,140,664      --           --
  Other Income.........................         549     (1,071)       22,649        9,642       11,332
                                         ----------  ---------  ------------  -----------  -----------
    Total Income.......................     812,145    274,270     4,163,313      328,985      259,434
                                         ----------  ---------  ------------  -----------  -----------
EXPENSES
  Advisory Fees (Note 5)...............      74,971     --           --            49,124       36,441
  Transfer Agent Fees (Note 5).........      29,988     13,758       149,782       13,646       10,123
  Audit and Outside Services...........       1,746        549         7,059          262          247
  Accounting Fees (Note 5).............      13,955      4,498        24,526        4,952        3,437
  Legal................................         871     --           --                81          164
  Registration Fees....................       3,208      1,915        14,431          220          111
  Custodian Fees.......................       5,304     --           --             1,014          936
  Distribution Fees (Note 5)...........      --         --           --            13,646       10,123
  Miscellaneous........................      14,611     (4,042)      (12,795)      12,769        9,367
                                         ----------  ---------  ------------  -----------  -----------
    Total Expenses.....................     144,654     16,678       183,003       95,714       70,949
    Custodian Fees Paid Indirectly
      (Note 6).........................         555     --           --           --           --
                                         ----------  ---------  ------------  -----------  -----------
    Net Expenses.......................     144,099     16,678       183,003       95,714       70,949
                                         ----------  ---------  ------------  -----------  -----------
Net Investment Income..................     668,046    257,592     3,980,310      233,271      188,485
                                         ----------  ---------  ------------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................     211,218   (136,630)   18,113,728          373         (140)
  Equity Index Swaps...................      --         --           --        (3,187,865)  (5,187,393)
                                         ----------  ---------  ------------  -----------  -----------
    Total Net Realized Gain (Loss).....     211,218   (136,630)   18,113,728   (3,187,492)  (5,187,533)
                                         ----------  ---------  ------------  -----------  -----------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................    (251,574)   174,082   (16,493,793)      (7,401)     (14,609)
  Equity Index Swaps...................      --         --           --           122,928     (228,530)
                                         ----------  ---------  ------------  -----------  -----------
    Net Change in Unrealized
      Appreciation (Depreciation)......    (251,574)   174,082   (16,493,793)     115,527     (243,139)
                                         ----------  ---------  ------------  -----------  -----------
    Net Gain (Loss) on Investments.....     (40,356)    37,452     1,619,935   (3,071,965)  (5,430,672)
                                         ----------  ---------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $  627,690  $ 295,044  $  5,600,245  $(2,838,694) $(5,242,187)
                                         ==========  =========  ============  ===========  ===========

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000--LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND.
See Notes to Financial Statements.     24

                               RYDEX SERIES FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      NOVA FUND                             URSA FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Income................     $   2,955,351      $  8,692,390       $  7,502,018       $  17,707,372
  Net Realized Gain (Loss) on
    Investments........................       (22,222,008)       (3,003,450)         1,826,161         (65,842,222)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments......       (58,493,641)       98,991,998         13,825,306         (23,913,348)
                                            -------------      ------------       ------------       -------------
    Net Increase (Decrease) in Net
      Assets from Operations...........       (77,760,298)      104,680,938         23,153,485         (72,048,198)
                                            -------------      ------------       ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.....................         --                 (235,161)         --                 (2,856,773)
    Advisor Class......................         --                  (30,709)         --                    (23,906)
                                            -------------      ------------       ------------       -------------
    Total Distributions to
      Shareholders.....................         --                 (265,870)         --                 (2,880,679)
                                            -------------      ------------       ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 9).....      (215,075,733)       65,517,664        (35,597,283)       (117,712,551)
                                            -------------      ------------       ------------       -------------
Net Increase (Decrease) in Net
  Assets...............................      (292,836,031)      169,932,732        (12,443,798)       (192,641,428)
NET ASSETS--BEGINNING OF PERIOD........       861,394,805       691,462,073        292,771,422         485,412,850
                                            -------------      ------------       ------------       -------------
NET ASSETS--END OF PERIOD..............     $ 568,558,774      $861,394,805       $280,327,624       $ 292,771,422
                                            =============      ============       ============       =============

See Notes to Financial Statements.     25

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   U.S. GOVERNMENT
                                                  MONEY MARKET FUND                          OTC FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Income (Loss).........    $   31,275,399     $   46,329,769     $  (16,844,060)    $  (21,785,333)
  Net Realized Loss on Investments.....            (9,153)          (449,126)      (125,731,114)        (9,679,410)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments......         --                  --             (642,335,138)     1,693,924,052
                                           --------------     --------------     --------------     --------------
    Net Increase (Decrease) in Net
      Assets from Operations...........        31,266,246         45,880,643       (784,910,312)     1,662,459,309
                                           --------------     --------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.....................       (22,831,481)       (34,870,882)         --                  --
    Advisor Class......................        (8,443,922)       (11,663,104)         --                  --
  From Realized Gains on Investments
    Investor Class.....................         --                  --                --               (14,682,645)
    Advisor Class......................         --                  --                --                  (358,709)
                                           --------------     --------------     --------------     --------------
    Total Distributions to
      Shareholders.....................       (31,275,403)       (46,533,986)         --               (15,041,354)
                                           --------------     --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 9).....       110,418,335       (372,350,843)      (120,432,534)       944,605,638
                                           --------------     --------------     --------------     --------------
Net Increase (Decrease) in Net
  Assets...............................       110,409,178       (373,004,186)      (905,342,846)     2,592,023,593
NET ASSETS--BEGINNING OF PERIOD........       898,378,873      1,271,383,059      3,876,487,459      1,284,463,866
                                           --------------     --------------     --------------     --------------
NET ASSETS--END OF PERIOD..............    $1,008,788,051     $  898,378,873     $2,971,144,613     $3,876,487,459
                                           ==============     ==============     ==============     ==============

See Notes to Financial Statements.     26

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              U.S. GOVERNMENT BOND FUND                     JUNO FUND
                                         ------------------------------------  ------------------------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   MARCH 31, 2000
                                         -------------------  ---------------  -------------------  ---------------
                                                 (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
  Net Investment Income................      $   668,046        $ 1,158,901        $   257,592        $   630,346
  Net Realized Gain (Loss) on
    Investments........................          211,218         (3,145,895)          (136,630)           289,789
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments......         (251,574)         1,081,061            174,082           (294,569)
                                             -----------        -----------        -----------        -----------
    Net Increase (Decrease) in Net
      Assets from Operations...........          627,690           (905,933)           295,044            625,566
                                             -----------        -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.....................         (667,514)        (1,158,871)         --                   (52,412)
                                             -----------        -----------        -----------        -----------
    Total Distributions to
      Shareholders.....................         (667,514)        (1,158,871)         --                   (52,412)
                                             -----------        -----------        -----------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 9).....       (9,677,902)         2,547,184          1,321,859         (3,421,387)
                                             -----------        -----------        -----------        -----------
Net Increase (Decrease) in Net
  Assets...............................       (9,717,726)           482,380          1,616,903         (2,848,233)
NET ASSETS--BEGINNING OF PERIOD........       28,105,048         27,622,668          9,941,088         12,789,321
                                             -----------        -----------        -----------        -----------
NET ASSETS--END OF PERIOD..............      $18,387,322        $28,105,048        $11,557,991        $ 9,941,088
                                             ===========        ===========        ===========        ===========

See Notes to Financial Statements.     27

                               RYDEX SERIES FUNDS

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                    LARGE-CAP            LARGE-CAP
                                                     ARKTOS FUND                  EUROPE FUND*          JAPAN FUND*
                                         ------------------------------------  -------------------  -------------------
                                                PERIOD ENDED       YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                          SEPTEMBER 30, 2000   MARCH 31, 2000   SEPTEMBER 30, 2000   SEPTEMBER 30, 2000
                                         -------------------  ---------------  -------------------  -------------------
                                                 (UNAUDITED)                           (UNAUDITED)          (UNAUDITED)
FROM OPERATIONS
  Net Investment Income................     $  3,980,310       $   3,476,916       $   233,271          $   188,485
  Net Realized Gain (Loss) on
    Investments........................       18,113,728        (132,986,849)       (3,187,492)          (5,187,533)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments......      (16,493,793)          6,003,074           115,527             (243,139)
                                            ------------       -------------       -----------          -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................        5,600,245        (123,506,859)       (2,838,694)          (5,242,187)
                                            ------------       -------------       -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.....................        --                   (497,000)        --                   --
                                            ------------       -------------       -----------          -----------
    Total Distributions to
      Shareholders.....................        --                   (497,000)        --                   --
                                            ------------       -------------       -----------          -----------

NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 9)................       30,808,525         108,541,248        13,359,901           18,660,657
                                            ------------       -------------       -----------          -----------
Net Increase (Decrease) in Net
  Assets...............................       36,408,770         (15,462,611)       10,521,207           13,418,470
NET ASSETS--BEGINNING OF PERIOD........      103,159,844         118,622,455         --                   --
                                            ------------       -------------       -----------          -----------
NET ASSETS--END OF PERIOD..............     $139,568,614       $ 103,159,844       $10,521,207          $13,418,470
                                            ============       =============       ===========          ===========

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000--LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND.
See Notes to Financial Statements.     28

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   INVESTOR CLASS
                                         -------------------------------------------------------------------
                                                                      NOVA FUND
                                         -------------------------------------------------------------------
                                                PERIOD       YEAR       YEAR       YEAR     PERIOD      YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                         SEPTEMBER 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                                  2000       2000       1999       1998       1997      1996
                                         -------------  ---------  ---------  ---------  ---------  --------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $41.93       $34.87     $29.82     $17.89     $15.68    $11.81
                                           ---------    ---------  ---------  ---------  ---------  --------
  Net Investment Income................          .20          .47        .45        .59        .35       .56
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        (3.81)        6.60       5.01      11.39       2.19      3.31
                                           ---------    ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....        (3.61)        7.07       5.46      11.98       2.54      3.87
  Distributions to Shareholders from:
    Net Investment Income..............      --              (.01)      (.41)    --         --         --
    Net Realized Capital Gains.........      --            --         --           (.05)      (.33)    --
                                           ---------    ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value..............................        (3.61)        7.06       5.05      11.93       2.21      3.87
                                           ---------    ---------  ---------  ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD.........       $38.32       $41.93     $34.87     $29.82     $17.89    $15.68
                                           =========    =========  =========  =========  =========  ========
TOTAL INVESTMENT RETURN................      (8.61)%       20.29%     18.54%     67.02%    20.92%*    32.77%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................       1.31%*        1.18%      1.19%      1.13%     1.19%*     --
  Net Expenses.........................       1.31%*        1.18%      1.19%      1.11%     1.16%*     1.31%
  Net Investment Income................       1.00%*        1.26%      1.47%      2.42%     2.69%*     3.14%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**............          44%         311%       445%     --         --         --
  Net Assets, End of Year (000's
    omitted)...........................    $ 486,493    $ 748,147  $ 655,275  $ 986,247  $ 181,930  $224,541

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED
   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR, THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.          29

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   INVESTOR CLASS
                                         -------------------------------------------------------------------
                                                                      URSA FUND
                                         -------------------------------------------------------------------
                                                PERIOD       YEAR       YEAR       YEAR     PERIOD      YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                         SEPTEMBER 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                                  2000       2000       1999     1998++     1997++    1996++
                                         -------------  ---------  ---------  ---------  ---------  --------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...        $7.68       $ 8.66     $ 9.92     $14.04     $15.10    $17.58
                                           ---------    ---------  ---------  ---------  ---------  --------
  Net Investment Income................          .19          .32        .25        .38        .34       .60
  Net Realized and Unrealized Gains
    (Losses) on Securities.............          .42        (1.24)     (1.48)     (4.46)     (1.36)    (3.08)
                                           ---------    ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....          .61         (.92)     (1.23)     (4.08)     (1.02)    (2.48)
  Distributions to Shareholders from
    Net Investment Income..............      --              (.06)      (.03)      (.04)      (.04)    --
                                           ---------    ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value..............................          .61         (.98)     (1.26)     (4.12)     (1.06)    (2.48)
                                           ---------    ---------  ---------  ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD.........        $8.29       $ 7.68     $ 8.66     $ 9.92     $14.04    $15.10
                                           =========    =========  =========  =========  =========  ========
TOTAL INVESTMENT RETURN................        7.94%     (10.64)%   (12.47)%   (29.06)%   (8.98)%*  (14.11)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................       0.43%*        1.32%      1.39%      1.36%     1.36%*
  Net Expenses.........................       0.43%*        1.31%      1.38%      1.34%     1.34%*     1.39%
  Net Investment Income................       4.84%*        3.81%      3.29%      3.18%     3.21%*     3.38%
SUPPLEMENTARY DATA:
  Net Assets, End of Year (000's
    omitted)...........................    $ 276,421    $ 288,218  $ 482,340  $ 254,225  $ 582,288  $192,553

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
   ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1996 THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.
    *  ANNUALIZED

See Notes to Financial Statements.          30

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   INVESTOR CLASS
                                         -------------------------------------------------------------------
                                                          U.S. GOVERNMENT MONEY MARKET FUND
                                         -------------------------------------------------------------------
                                                PERIOD       YEAR       YEAR       YEAR     PERIOD      YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                         SEPTEMBER 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                                  2000       2000       1999       1998       1997      1996
                                         -------------  ---------  ---------  ---------  ---------  --------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...          $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
                                         -------------  ---------  ---------  ---------  ---------  --------
  Net Investment Income................            .03        .04        .04        .04        .03       .04
                                         -------------  ---------  ---------  ---------  ---------  --------
  Net Increase in Net Asset Value
    Resulting from Operations..........            .03        .04        .04        .04        .03       .04
  Distributions to Shareholders from
    Net Investment Income..............           (.03)      (.04)      (.04)      (.04)      (.03)     (.04)
                                         -------------  ---------  ---------  ---------  ---------  --------
  Net Increase in Net Asset Value......            .00        .00        .00        .00        .00       .00
                                         -------------  ---------  ---------  ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD.........          $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
                                         =============  =========  =========  =========  =========  ========
TOTAL INVESTMENT RETURN................          2.71%      4.48%      4.55%      4.69%     4.39%*     4.60%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................         0.91%*      0.89%      0.84%      0.89%     0.86%*
  Net Expenses.........................         0.91%*      0.88%      0.83%      0.89%     0.86%*     0.99%
  Net Investment Income................         5.39%*      4.36%      4.37%      4.37%     4.06%*     4.18%
SUPPLEMENTARY DATA:
  Net Assets, End of Year (000's
    omitted)...........................       $680,846   $686,198   $949,802   $253,295   $283,553  $153,925

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED

See Notes to Financial Statements.          31

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     INVESTOR CLASS
                                         -----------------------------------------------------------------------
                                                                        OTC FUND
                                         -----------------------------------------------------------------------
                                                PERIOD         YEAR         YEAR       YEAR     PERIOD      YEAR
                                                 ENDED        ENDED        ENDED      ENDED      ENDED     ENDED
                                         SEPTEMBER 30,    MARCH 31,    MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                                  2000       2000++       1999++     1998++     1997++    1996++
                                         -------------  -----------  -----------  ---------  ---------  --------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...         $32.40       $15.90       $ 9.23      $5.98      $5.05     $4.07
                                         -------------  -----------  -----------  ---------  ---------  --------
  Net Investment Income (Loss).........           (.15)        (.22)        (.12)      (.05)    --           .02
  Net Realized and Unrealized Gains
    (Losses) on Securities.............          (6.05)       16.88         6.88       3.33        .95      1.08
                                         -------------  -----------  -----------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....          (6.20)       16.66         6.76       3.28        .95      1.10
  Distributions to Shareholders from:
    Net Investment Income..............       --            --           --          --           (.02)    --
    Net Realized Capital Gains.........       --               (.16)        (.09)      (.03)    --          (.12)
                                         -------------  -----------  -----------  ---------  ---------  --------
Net Increase (Decrease) in Net Asset
  Value................................          (6.20)       16.50         6.67       3.25        .93       .98
                                         -------------  -----------  -----------  ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD.........         $26.20       $32.40       $15.90      $9.23      $5.98     $5.05
                                         =============  ===========  ===========  =========  =========  ========
TOTAL INVESTMENT RETURN................       (19.14)%      105.32%       73.73%     55.05%    24.77%*    26.44%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................         1.19%*        1.15%        1.15%      1.13%     1.27%*
  Net Expenses.........................         1.19%*        1.15%        1.15%      1.13%     1.27%*     1.33%
  Net Investment Income (Loss).........       (1.03)%*      (1.01)%      (0.97)%    (0.58)%     0.08%*     0.44%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**............           130%         385%         773%       972%     1,140%    2,579%
  Net Assets, End of Year (000's
    omitted)...........................     $2,802,977   $3,762,540   $1,277,571   $449,794    $52,278   $48,716

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
   ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE
       APRIL 14, 2000.
    *  ANNUALIZED
   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.          32

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    INVESTOR CLASS
                                         --------------------------------------------------------------------
                                                              U.S. GOVERNMENT BOND FUND
                                         --------------------------------------------------------------------
                                                PERIOD       YEAR       YEAR       YEAR      PERIOD      YEAR
                                                 ENDED      ENDED      ENDED      ENDED       ENDED     ENDED
                                         SEPTEMBER 30,  MARCH 31,  MARCH 31,  MARCH 31,   MARCH 31,  JUNE 30,
                                                  2000       2000       1999       1998        1997      1996
                                         -------------  ---------  ---------  ---------  ----------  --------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...          $9.34     $10.05     $10.04     $ 8.52       $8.97     $9.55
                                         -------------  ---------  ---------  ---------  ----------  --------
  Net Investment Income................            .21        .46        .42        .45         .34       .46
  Net Realized and Unrealized Gains
    (Losses) on Securities.............           (.46)      (.71)       .02       1.50        (.45)     (.45)
                                         -------------  ---------  ---------  ---------  ----------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....           (.25)      (.25)       .44       1.95        (.11)      .01
  Distribution to Shareholders from:
      Net Investment Income............            .21       (.46)      (.42)      (.43)       (.34)     (.46)
      Net Realized Capital Gains.......       --           --           (.01)    --          --          (.13)
                                         -------------  ---------  ---------  ---------  ----------  --------
  Net Increase (Decrease) in Net Asset
    Value..............................           (.04)      (.71)       .01       1.52        (.45)     (.58)
                                         -------------  ---------  ---------  ---------  ----------  --------
NET ASSET VALUE--END OF PERIOD.........          $9.30     $ 9.34     $10.05     $10.04       $8.52     $8.97
                                         =============  =========  =========  =========  ==========  ========
TOTAL INVESTMENT RETURN................          1.82%    (2.26)%      4.24%     24.72%    (0.46)%*   (1.48)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................         0.97%*      0.93%      0.97%      1.13%      1.51%*
  Net Expenses.........................         0.96%*      0.92%      0.96%      1.11%      1.49%*     1.26%
  Net Investment Income................         4.46%*      5.01%      3.88%      4.65%      5.06%*     4.73%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**............           783%       890%     1,339%     1,496%        962%      780%
  Net Assets, End of Year (000's
    omitted)...........................        $18,387    $28,105    $27,623    $20,508      $3,302   $18,331

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED
   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.          33

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   INVESTOR CLASS
                                         -------------------------------------------------------------------
                                                                      JUNO FUND
                                         -------------------------------------------------------------------
                                                PERIOD       YEAR       YEAR       YEAR     PERIOD      YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                                         SEPTEMBER 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,
                                                  2000       2000       1999       1998       1997      1996
                                         -------------  ---------  ---------  ---------  ---------  --------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...          $9.00      $8.70      $8.65     $ 9.69      $9.47     $9.08
                                         -------------  ---------  ---------  ---------  ---------  --------
  Net Investment Income................            .22        .31        .27        .16        .25       .34
  Net Realized and Unrealized Gains
    (Losses) on Securities.............           (.20)       .04       (.20)     (1.12)    --           .05
                                         -------------  ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....            .02        .35        .07       (.96)       .25       .39
  Distributions to Shareholders from
    Net Investment Income..............       --             (.05)      (.02)      (.08)      (.03)    --
                                         -------------  ---------  ---------  ---------  ---------  --------
  Net Increase (Decrease) in Net Asset
    Value..............................            .02        .30        .05      (1.04)       .22       .39
                                         -------------  ---------  ---------  ---------  ---------  --------
NET ASSET VALUE-END OF PERIOD..........          $9.02      $9.00      $8.70     $ 8.65      $9.69     $9.47
                                         =============  =========  =========  =========  =========  ========
TOTAL INVESTMENT RETURN................          0.22%      3.97%      0.78%    (9.92)%    3.75%**     4.30%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................         0.31%*      1.47%      1.57%      1.61%     1.60%*
  Net Expenses.........................         0.31%*      1.47%      1.56%      1.59%     1.58%*     1.64%
  Net Investment Income................         4.74%*      3.39%      3.25%      3.55%     3.51%*     3.63%
SUPPLEMENTARY DATA:
  Net Assets, End of Year (000's
    omitted)...........................        $11,558     $9,941    $12,789    $12,887    $32,577   $18,860

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED

See Notes to Financial Statements.          34

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   INVESTOR CLASS
                                         -----------------------------------
                                                     ARKTOS FUND
                                         -----------------------------------
                                                PERIOD       YEAR     PERIOD
                                                 ENDED      ENDED      ENDED
                                         SEPTEMBER 30,  MARCH 31,  MARCH 31,
                                                  2000     2000++    1999++*
                                         -------------  ---------  ---------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $17.45       $40.20     $75.00
                                           ---------    ---------  ---------
  Net Investment Income................          .47          .75        .65
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         1.09       (23.40)    (35.40)
                                           ---------    ---------  ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         1.56       (22.65)    (34.75)
  Distributions to Shareholders from
    Net Investment Income..............      --              (.10)      (.05)
                                           ---------    ---------  ---------
  Net Increase (Decrease) in Net Asset
    Value..............................         1.56       (22.75)    (34.80)
                                           ---------    ---------  ---------
NET ASSET VALUE--END OF PERIOD.........       $19.01       $17.45     $40.20
                                           =========    =========  =========
TOTAL INVESTMENT RETURN................        8.94%     (56.39)%   (46.35)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................      0.31%**        1.46%    1.38%**
  Net Expenses.........................      0.31%**        1.46%    1.37%**
  Net Investment Income................      6.66%**        2.67%    2.20%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........      --            1,157%     1,332%
  Net Assets, End of Year (000's
    omitted)...........................    $ 139,569    $ 103,160  $ 118,622

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
   ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.
    *  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE ARKTOS MASTER PORTFOLIO.

See Notes to Financial Statements.          35

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                INVESTOR CLASS
                                         ----------------------------
                                           LARGE-CAP      LARGE-CAP
                                          EUROPE FUND    JAPAN FUND
                                         -------------  -------------
                                                PERIOD         PERIOD
                                                 ENDED          ENDED
                                         SEPTEMBER 30,  SEPTEMBER 30,
                                                 2000*          2000*
                                         -------------  -------------
                                           (UNAUDITED)    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...         $25.00         $25.00
                                         -------------  -------------
  Net Investment Income................            .42            .39
  Net Realized and Unrealized Losses on
    Securities.........................          (2.90)         (5.89)
                                         -------------  -------------
  Net Decrease in Net Asset Value
    Resulting from Operations..........          (2.48)         (5.50)
  Distributions to Shareholders........       --             --
                                         -------------  -------------
  Net Decrease in Net Asset Value......          (2.48)         (5.50)
                                         -------------  -------------
NET ASSET VALUE--END OF PERIOD.........         $22.52         $19.50
                                         =============  =============
TOTAL INVESTMENT RETURN................        (9.92)%       (22.00)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................        1.72%**        1.74%**
  Net Expenses.........................        1.72%**        1.74%**
  Net Investment Income................        4.20%**        4.62%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       --             --
  Net Assets, End of Period (000's
    omitted)...........................        $10,521        $13,418

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000--LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.          36

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            ADVISOR CLASS
                                           -------------------------------------------------------------------------------
                                                        NOVA FUND                                URSA FUND
                                           ------------------------------------  -----------------------------------------
                                                  PERIOD       YEAR      PERIOD         PERIOD          YEAR        PERIOD
                                                   ENDED     ENDING      ENDING          ENDED        ENDING        ENDING
                                           SEPTEMBER 30,  MARCH 31,   MARCH 31,  SEPTEMBER 30,     MARCH 31,     MARCH 31,
                                                    2000       2000       1999*           2000          2000         1999*
                                           -------------  ---------  ----------  -------------  ------------  ------------
                                             (UNAUDITED)                           (UNAUDITED)
  PER SHARE OPERATING PERFORMANCE:+
  NET ASSET VALUE--
    BEGINNING OF PERIOD..................         $41.63     $34.78      $26.91          $7.61        $ 8.62        $10.25
                                           -------------  ---------  ----------  -------------  ------------  ------------
    Net Investment Income (Loss).........            .13        .31        (.11)           .23           .30           .21
    Net Realized and Unrealized Gains
      (Losses) on Securities.............          (3.82)      6.55        8.39            .34         (1.25)        (1.81)
                                           -------------  ---------  ----------  -------------  ------------  ------------
    Net Increase (Decrease) in Net Asset
      Value Resulting from Operations....          (3.69)      6.86        8.28            .57          (.95)        (1.60)
    Distributions to Shareholders from:
      Net Investment Income..............       --             (.01)     --           --                (.06)        (0.03)
      In Excess of Current Period Net
        Investment Income................       --           --            (.41)      --             --            --
                                           -------------  ---------  ----------  -------------  ------------  ------------
      Net Increase (Decrease) in Net
        Asset Value......................          (3.69)      6.85        7.87            .57         (1.01)        (1.63)
                                           -------------  ---------  ----------  -------------  ------------  ------------
  NET ASSET VALUE--END OF PERIOD.........         $37.94     $41.63      $34.78          $8.18        $ 7.61        $ 8.62
                                           =============  =========  ==========  =============  ============  ============
  TOTAL INVESTMENT RETURN................        (8.86)%     19.74%      31.03%          7.49%      (11.03)%      (15.68)%
  RATIOS TO AVERAGE NET ASSETS
    Gross Expenses.......................        1.83%**      1.71%     1.60%**        0.94%**         1.84%       1.86%**
    Net Expenses.........................        1.82%**      1.70%     1.58%**        0.94%**         1.83%       1.85%**
    Net Investment Income (Loss).........        0.65%**      0.87%   (0.70)%**        5.44%**         3.51%       2.96%**
  SUPPLEMENTARY DATA:
    Portfolio Turnover Rate***...........            44%       311%        445%            N/A       --            --
    Net Assets, End of Year
      (000's omitted)....................        $82,066   $113,248     $36,187         $3,907        $4,553        $3,073

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 15, 1998--NOVA FUND; AUGUST 5, 1998--URSA FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE URSA MASTER PORTFOLIO.

See Notes to Financial Statements.          37

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       ADVISOR CLASS
                                         -------------------------------------------------------------------------
                                          U.S. GOVERNMENT MONEY MARKET FUND                 OTC FUND
                                         -----------------------------------  ------------------------------------
                                                PERIOD       YEAR     PERIOD         PERIOD       YEAR      PERIOD
                                                 ENDED     ENDING     ENDING          ENDED     ENDING      ENDING
                                         SEPTEMBER 30,  MARCH 31,  MARCH 31,  SEPTEMBER 30,  MARCH 31,   MARCH 31,
                                                  2000       2000      1999*           2000     2000++     1999++*
                                         -------------  ---------  ---------  -------------  ---------  ----------
                                           (UNAUDITED)                          (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...          $1.00      $1.00      $1.00         $32.16     $15.86      $10.17
  Net Investment Income (Loss).........            .02        .04        .04           (.22)      (.33)       (.10)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............       --           --         --              (6.00)     16.78        5.88
                                         -------------  ---------  ---------  -------------  ---------  ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....            .02        .04        .04          (6.22)     16.45        5.78
  Distributions to Shareholders from:
    Net Investment Income..............           (.02)      (.04)      (.04)      --           --          --
    Net Realized Capital Gains.........       --           --         --           --             (.15)       (.09)
                                         -------------  ---------  ---------  -------------  ---------  ----------
    Net Increase (Decrease) in Net
      Asset Value......................       --           --         --              (6.22)     16.30        5.69
                                         -------------  ---------  ---------  -------------  ---------  ----------
NET ASSET VALUE--END OF PERIOD.........          $1.00      $1.00      $1.00         $25.94     $32.16      $15.86
                                         =============  =========  =========  =============  =========  ==========
TOTAL INVESTMENT RETURN................          2.48%      3.94%      4.02%       (19.33)%    104.26%      57.20%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................        1.42%**      1.41%    1.34%**        1.70%**      1.62%     1.49%**
  Net Expenses.........................        1.42%**      1.40%    1.33%**        1.70%**      1.61%     1.47%**
  Net Investment Income (Loss).........        4.88%**      3.85%    3.83%**      (1.53)%**    (1.47)%   (1.31)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       --           --         --               130%       385%        773%
  Net Assets, End of Year
    (000's omitted)....................       $327,942   $212,181   $321,581       $168,168   $113,948      $6,893

    + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR. ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31,
       2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE
       APRIL 14, 2000.
    * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 22, 1998--OTC FUND; APRIL 1, 1998--U.S. GOVERNMENT MONEY MARKET FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.          38

                               RYDEX SERIES FUNDS

                             URSA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    FACE            VALUE
                                                  AMOUNT         (NOTE 1)
                                         ---------------  ---------------
FEDERAL AGENCY DISCOUNT NOTES 72.1%
Fannie Mae 6.38% 11/22/00*.............  $    20,000,000  $    19,819,233
Fannie Mae 6.39% 11/16/00..............       25,000,000       24,800,313
Fannie Mae 6.40% 10/10/00..............       25,000,000       24,964,444
Fannie Mae 6.41% 10/25/00..............       25,000,000       24,897,618
Federal Home Loan Banks 6.36%
  10/02/00.............................       25,000,000       25,000,000
Federal Home Loan Banks 6.36%
  10/06/00.............................       25,000,000       24,982,333
Federal Home Loan Banks 6.36%
  01/02/01.............................       25,000,000       24,593,667
Freddie Mac 6.41% 10/24/00.............       25,000,000       24,902,069
                                                          ---------------
    Total Federal Agency Discount Notes
      (Cost $193,959,677)..............                       193,959,677
                                                          ---------------

                                               CONTRACTS
                                         ---------------
OPTIONS PURCHASED 2.5%
Put Options on:
  December 2000 S&P 500 Futures
    Contracts,
    Expiring December 2000,
    with strike 1800...................               80        6,860,000
Call Options on:
  October 2000 S&P 500 Futures
    Contracts,
    Expiring October 2000,
    with strike 1850...................              100        --
  October 2000 S&P 500 Futures
    Contracts,
    Expiring October 2000,
    with strike 1900...................              640        --
                                                          ---------------
    Total Options Purchased (Cost
      $5,624,240)......................                         6,860,000
                                                          ---------------

                                                    FACE
                                                  AMOUNT
                                         ---------------
REPURCHASE AGREEMENTS 25.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 4):
  6.40% due 10/02/00...................  $    17,866,256       17,866,256
  6.48% due 10/02/00...................       32,549,827       32,549,827
  6.50% due 10/02/00...................       17,866,256       17,866,256
                                                          ---------------
    Total Repurchase Agreements (Cost
      $68,282,339).....................                        68,282,339
                                                          ---------------
    Total Investments 100% (Cost
      $267,866,256)....................                   $   269,102,016
                                                          ===============

--------------------------------------------------------------------------------

                                                      UNREALIZED
                                                            GAIN
                                          CONTRACTS     (NOTE 1)
                                         ----------  -----------
FUTURES CONTRACTS SOLD SHORT
  December 2000 S&P 500 Futures
    Contracts
    (Underlying Face Amount at Market
      Value $249,672,975)..............         687  $ 8,986,266
                                                     ===========

* A PORTION OF THIS HOLDING IS PLEDGED AS COLLATERAL FOR STOCK INDEX FUTURES CONTRACTS.
SEE NOTES TO FINANCIAL STATEMENTS.     39

                               RYDEX SERIES FUNDS

                             JUNO MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    FACE            VALUE
                                                  AMOUNT         (NOTE 1)
                                         ---------------  ---------------
FEDERAL AGENCY DISCOUNT NOTES 88.0%
Federal Home Loan Banks 6.43%
  10/11/00.............................  $     5,000,000  $     4,991,962
Freddie Mac 6.42% 10/24/00.............        5,000,000        4,980,383
                                                          ---------------
    Total Federal Agency Discount Notes
      (Cost $9,972,345)................                         9,972,345
                                                          ---------------

                                               CONTRACTS
                                         ---------------
OPTIONS PURCHASED 3.5%
Call Options on:
  December 2000 U.S. Tresury Bond
    Futures Contracts,
    Expiring December 2000, with strike
    106................................              104            1,625
Put Options on:
  December 2000 U.S. Treasury Bond
    Futures Contracts,
    Expiring December 2000, with strike
    106................................               54          396,562
                                                          ---------------
    Total Options Purchased (Cost
      $349,636)........................                           398,187
                                                          ---------------

                                                    FACE
                                                  AMOUNT
                                         ---------------
REPURCHASE AGREEMENTS 8.5%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations
  (Note 4):
  6.40% due 10/02/00...................  $       251,030          251,030
  6.48% due 10/02/00...................          457,343          457,343
  6.50% due 10/02/00...................          251,030          251,030
                                                          ---------------
    Total Repurchase Agreements (Cost
      $959,403)........................                           959,403
                                                          ---------------
    Total Investments 100% (Cost
      $11,281,384).....................                   $    11,329,935
                                                          ===============

--------------------------------------------------------------------------------

                                                      UNREALIZED
                                                            GAIN
                                          CONTRACTS     (NOTE 1)
                                         ----------  -----------
FUTURES CONTRACTS SOLD SHORT
  December 2000 U. S. Treasury Bond
    Futures Contracts
    (Underlying Face Amount at Market
      Value $10,260,250)...............         104  $    97,676
                                                     ===========

SEE NOTES TO FINANCIAL STATEMENTS.     40

                               RYDEX SERIES FUNDS

                            ARKTOS MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                             MARKET
                                                FACE          VALUE
                                              AMOUNT       (NOTE 1)
                                         -----------  -------------
FEDERAL AGENCY DISCOUNT NOTES 59.2%
Federal Home Loan Banks 6.34%
  01/02/01.............................  $25,000,000  $  24,594,944
Federal Home Loan Banks 6.36%
  10/02/00.............................   25,000,000     25,000,000
                                                      -------------
    Total Federal Agency Discount Notes
      (Cost $49,594,944)...............                  49,594,944
                                                      -------------

                                           CONTRACTS
                                         -----------
OPTIONS PURCHASED 0.0%
Call Options on:
  October 2000 NASDAQ 100 Futures
    Contracts, Expiring October 2000,
    with strike 5300...................          100            500
                                                      -------------
    Total Options Purchased (Cost
      $5,200)..........................                         500
                                                      -------------

                                                FACE
                                              AMOUNT
                                         -----------
REPURCHASE AGREEMENTS 40.8%
Repurchase Agreements Collateralized by
  U. S. Treasury Obligations (Note 4):
  6.40% due 10/02/00...................  $ 8,961,102      8,961,102
  6.48% due 10/02/00...................   16,325,879     16,325,879
  6.50% due 10/02/00...................    8,961,102      8,961,102
                                                      -------------
    Total Repurchase Agreements (Cost
      $34,248,083).....................                  34,248,083
                                                      -------------
    Total Investments 100% (Cost
      $83,848,227).....................               $  83,843,527
                                                      =============

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                             SHARES          (NOTE 1)
                                         ----------  ----------------
COMMON STOCKS SOLD SHORT
Cisco Systems, Inc.*...................     125,000  $     (6,906,250)
Microsoft Corp.*.......................      88,700        (5,349,719)
Intel Corp.............................     115,200        (4,788,000)
Oracle Corp.*..........................      57,400        (4,520,250)

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     41

                               RYDEX SERIES FUNDS

                            ARKTOS MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                             SHARES          (NOTE 1)
                                         ----------  ----------------
JDS Uniphase Corp.*....................      43,600  $     (4,128,375)
Sun Microsystems, Inc.*................      34,100        (3,981,175)
QUALCOMM, Inc.*........................      44,100        (3,142,125)
VERITAS Software Corp.*................      20,300        (2,882,600)
Siebel Systems, Inc.*..................      24,000        (2,671,500)
Juniper Networks, Inc..................      10,200        (2,233,163)
Nextel Communications, Inc.,
  Class A*.............................      45,300        (2,117,775)
Network Appliance, Inc.*...............      16,300        (2,076,212)
CIENA Corp.*...........................      16,700        (2,050,969)
i2 Technologies, Inc.*.................      10,500        (1,964,156)
PMC -- Sierra, Inc.*...................       8,600        (1,851,150)
Xilinx, Inc.*..........................      21,400        (1,832,375)
Verisign, Inc..........................       9,000        (1,823,062)
Gemstar International Group, Inc.,
  Ltd.*................................      20,900        (1,822,219)
Amgen, Inc.*...........................      23,400        (1,633,978)
Maxim Integrated Products, Inc.*.......      19,500        (1,568,531)
MCI WorldCom, Inc.*....................      50,400        (1,530,900)
Applied Micro Circuits Corp.*..........       7,200        (1,490,850)
Immunex Corp.*.........................      33,700        (1,465,950)
Global Crossing, Ltd.*.................      46,700        (1,447,700)
Dell Computer Corp.*...................      46,900        (1,445,106)
SDL, Inc.*.............................       4,400        (1,360,975)
Altera Corp.*..........................      27,600        (1,317,900)
Linear Technology Corp.................      20,300        (1,314,425)
VoiceStream Wireless Corp.*............      11,300        (1,311,506)
Applied Materials, Inc.*...............      20,800        (1,233,700)
Yahoo! Inc.*...........................      13,000        (1,183,000)
ADC Telecommunications, Inc.*..........      42,800        (1,150,919)
Level 3 Communications, Inc.*..........      12,500          (964,062)
Paychex, Inc...........................      17,300          (908,250)
Adobe Systems, Inc.....................       5,800          (900,450)
Comverse Technology, Inc.*.............       8,300          (896,400)
Comcast Corp., Special Class A*........      21,000          (859,688)
Telefonaktiebolaget LM Ericsson,
  Sponsored ADR........................      57,700          (854,681)
MedImmune, Inc.*.......................      11,000          (849,750)
Vitesse Semiconductor Corp.*...........       9,500          (844,906)

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     42

                               RYDEX SERIES FUNDS

                            ARKTOS MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                             SHARES          (NOTE 1)
                                         ----------  ----------------
Sanmina Corp.*.........................       8,000  $       (749,000)
Intuit, Inc.*..........................      12,500          (712,500)
eBay, Inc.*............................       9,800          (673,138)
NTL, Inc.*.............................      13,700          (634,481)
EchoStar Communications Corp.*.........      11,900          (627,725)
Metromedia Fiber Network, Inc.,
  Class A*.............................      25,700          (624,831)
Apple Computer, Inc.*..................      22,200          (571,650)
Chiron Corp.*..........................      12,700          (571,500)
Tellabs, Inc.*.........................      11,400          (544,350)
Biogen, Inc.*..........................       8,900          (542,900)
PeopleSoft, Inc.*......................      19,400          (541,987)
Conexant Systems, Inc.*................      12,400          (519,250)
Starbucks Corp.*.......................      12,700          (508,794)
NEXTLINK Communications, Inc.,
  Class A*.............................      14,300          (503,181)
Lycos, Inc.*...........................       6,800          (467,606)
Bed Bath & Beyond, Inc.*...............      18,700          (456,105)
Fiserv, Inc.*..........................       7,600          (455,050)
KLA-Tencor Corp.*......................      11,000          (453,063)
Amazon.com, Inc.*......................      11,600          (445,875)
CMGI, Inc.*............................      15,800          (441,413)
Cintas Corp............................       9,800          (426,913)
Concord EFS Inc.*......................      11,900          (422,636)
Biomet, Inc............................      11,900          (416,500)
Costco Wholesale Corp.*................      11,600          (405,275)
Qlogic Corp.*..........................       4,500          (396,000)
USA Networks, Inc.*....................      17,100          (375,131)
BroadVision, Inc.*.....................      14,200          (364,763)
Genzyme Corp. -- General Division*.....       5,300          (361,394)
Electronic Arts, Inc.*.................       6,500          (320,938)
PanAmSat Corp.*........................       9,900          (316,181)
RF Micro Devices, Inc.*................       9,100          (291,200)
RealNetworks, Inc.*....................       7,200          (286,200)
Molex, Inc.............................       4,700          (255,856)
American Power Conversion Corp.*.......      12,500          (239,844)
Citrix Systems, Inc.*..................      10,800          (216,675)
Staples, Inc.*.........................      14,900          (211,394)

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     43

                               RYDEX SERIES FUNDS

                            ARKTOS MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                                               MARKET
                                                                VALUE
                                             SHARES          (NOTE 1)
                                         ----------  ----------------
Parametric Technology Corp.*...........      18,200  $       (199,062)
At Home Corp., Series A*...............      13,900          (196,338)
Dollar Tree Stores, Inc.*..............       4,800          (194,700)
Novell, Inc.*..........................      19,000          (188,812)
Adelphia Communications Corp.*.........       6,400          (176,400)
BMC Software, Inc.*....................       9,200          (175,950)
3Com Corp.*............................       8,700          (166,931)
Network Associates, Inc.*..............       7,000          (158,375)
PACCAR, Inc............................       4,200          (155,662)
Synopsys, Inc.*........................       3,700          (140,137)
Smurfit-Stone Container Corp.*.........      11,500          (138,000)
Apollo Group, Inc., Class A*...........       3,400          (135,575)
Sigma-Aldrich Corp.....................       4,100          (135,300)
Quintiles Transnational Corp.*.........       7,900          (125,906)
CNET Networks, Inc.*...................       4,800          (116,925)
Herman Miller, Inc.....................       3,000           (96,188)
Compuware Corp.*.......................      10,900           (91,288)
Northwest Airlines Corp.*..............       3,400           (83,512)
Legato Systems, Inc.*..................       4,500           (60,469)
PacifiCare Health......................       1,421           (49,469)
PacifiCare Health Systems Inc.,
  Class B*.............................         179            (6,231)
                                                     ----------------
    Total Common Stocks Sold Short
      (Proceeds $125,428,992)..........              $   (101,817,231)
                                                     ================

--------------------------------------------------------------------------------

                                                       UNREALIZED
                                                             GAIN
                                          CONTRACTS      (NOTE 1)
                                         ----------  ------------
FUTURES CONTRACTS SOLD SHORT
  December 2000 NASDAQ 100 Futures
    Contracts
    (Underlying Face Amount at Market
    Value $35,485,800)                           98  $  3,262,714
                                                     ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     44

                               RYDEX SERIES FUNDS

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 2000

--------------------------------------------------------------------------------

                                          URSA MASTER  JUNO MASTER  ARKTOS MASTER
                                            PORTFOLIO    PORTFOLIO      PORTFOLIO
                                         ------------  -----------  -------------
ASSETS
  Repurchase Agreements................  $ 68,282,339  $   959,403  $ 34,248,083
  Investment Securities................   200,819,677   10,370,532    49,595,444
                                         ------------  -----------  ------------
  Securities at Value (Note
    1)--Accompanying Schedules.........   269,102,016   11,329,935    83,843,527
  Receivable for Open Short Sales......       --           --        125,428,992
  Receivable for Securities Sold.......       --            22,012       --
  Receivable for Futures Contracts
    Settlement.........................     3,609,717      --          1,342,600
  Investment Income Receivable.........        36,783          515       367,329
  Cash on Deposit with Broker..........       --           --         12,201,711
  Receivable for Shares Purchased......     7,894,978      234,738    18,375,505
  Other Assets.........................        18,853      --            --
                                         ------------  -----------  ------------
    Total Assets.......................   280,662,347   11,587,200   241,559,664
                                         ------------  -----------  ------------
LIABILITIES
  Payable for Futures Contracts
    Settlement.........................       --            16,250       --
  Short Sale at Market Value...........       --           --        101,817,231
  Dividends Payable....................     1,256,677       47,671       947,069
  Investment Advisory Fee Payable......       208,614        8,015        89,389
  Other Liabilities....................         4,080       11,099       147,220
                                         ------------  -----------  ------------
    Total Liabilities..................     1,469,371       83,035   103,000,909
                                         ------------  -----------  ------------
NET ASSETS.............................  $279,192,976  $11,504,165  $138,558,755
                                         ============  ===========  ============
Shares Outstanding.....................     5,302,201      234,332     2,631,059
Net Asset Value Per Share..............        $52.66       $49.09        $52.66

See Notes to Financial Statements.     45

                               RYDEX SERIES FUNDS

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2000

--------------------------------------------------------------------------------

                                         URSA MASTER  JUNO MASTER  ARKTOS MASTER
                                          PORTFOLIO*   PORTFOLIO*     PORTFOLIO*
                                         -----------  -----------  -------------
INVESTMENT INCOME
  Interest (Note 1)....................  $ 9,521,981  $   325,224  $   4,700,995
                                         -----------  -----------  -------------
    Total Income.......................    9,521,981      325,224      4,700,995
                                         -----------  -----------  -------------
EXPENSES
  Advisory Fees (Note 5)...............    1,382,397       48,616        536,806
  Legal................................        6,864          351          4,099
  Registration Fees....................        8,544          230          2,718
  Custodian Fees.......................       57,720        1,877         21,738
  Miscellaneous........................      (27,399)        (999)        (2,821)
                                         -----------  -----------  -------------
    Total Expenses.....................    1,428,126       50,075        562,540
    Custodian Fees Paid Indirectly
      (Note 6).........................        5,707          201          2,209
                                         -----------  -----------  -------------
    Net Expenses.......................    1,422,419       49,874        560,331
                                         -----------  -----------  -------------
Net Investment Income..................    8,099,562      275,350      4,140,664
                                         -----------  -----------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................      844,435     (148,028)       (34,556)
  Futures Contracts....................  (16,734,497)    (322,748)     2,920,648
  Securities Sold Short................      --           --         (21,455,578)
                                         -----------  -----------  -------------
    Total Net Realized Loss............  (15,890,062)    (470,776)   (18,569,486)
                                         -----------  -----------  -------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................    1,112,320      200,589         (4,700)
  Futures Contracts....................   30,429,210      307,630      3,383,793
  Securities Sold Short................      --           --          16,810,329
                                         -----------  -----------  -------------
    Net Change in Unrealized
      Appreciation.....................   31,541,530      508,219     20,189,422
                                         -----------  -----------  -------------
    Net Gain on Investments............   15,651,468       37,443      1,619,936
                                         -----------  -----------  -------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS...........................  $23,751,030  $   312,793  $   5,760,600
                                         ===========  ===========  =============

    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000--URSA MASTER PORTFOLIO, JUNO MASTER PORTFOLIO, AND ARKTOS MASTER PORTFOLIO.

See Notes to Financial Statements.     46

                               RYDEX SERIES FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2000

--------------------------------------------------------------------------------

                                          URSA MASTER  JUNO MASTER  ARKTOS MASTER
                                           PORTFOLIO*   PORTFOLIO*     PORTFOLIO*
                                         ------------  -----------  -------------
                                          (UNAUDITED)  (UNAUDITED)    (UNAUDITED)
FROM OPERATIONS
  Net Investment Income................  $  8,099,562  $   275,350  $  4,140,664
  Net Realized Loss on Investments.....   (15,890,062)    (470,776)  (18,569,486)
  Net Change in Unrealized Appreciation
   of Investments......................    31,541,530      508,219    20,189,422
                                         ------------  -----------  ------------
   Net Increase in Net Assets from
    Operations.........................    23,751,030      312,793     5,760,600
                                         ------------  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income
   (Note 1)............................    (8,099,562)    (275,341)   (4,140,664)
                                         ------------  -----------  ------------
   Total Distributions to
    Shareholders.......................    (8,099,562)    (275,341)   (4,140,664)
                                         ------------  -----------  ------------
NET INCREASE IN NET ASSETS FROM SHARE
 TRANSACTIONS..........................   263,541,508   11,466,713   136,938,819
                                         ------------  -----------  ------------
Net Increase in Net Assets.............   279,192,976   11,504,165   138,558,755
NET ASSETS--BEGINNING OF PERIOD........       --           --            --
                                         ------------  -----------  ------------
NET ASSETS--END OF PERIOD..............  $279,192,976  $11,504,165  $138,558,755
                                         ============  ===========  ============

    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000--URSA MASTER PORTFOLIO, JUNO MASTER PORTFOLIO, AND ARKTOS MASTER PORTFOLIO.

See Notes to Financial Statements.          47

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          URSA MASTER    JUNO MASTER   ARKTOS MASTER
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         -------------  -------------  -------------
                                                PERIOD         PERIOD         PERIOD
                                                 ENDED          ENDED          ENDED
                                         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                 2000*          2000*          2000*
                                         -------------  -------------  -------------
                                           (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses.......................         0.93%          0.93%          0.94%
  Net Expenses.........................         0.92%          0.92%          0.94%
  Net Investment Income................         5.26%          5.09%          6.95%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       --             --                927%
  Net Assets, End of Year (000's
   omitted)............................  $    279,193    $    11,504   $    138,559

    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000--URSA MASTER PORTFOLIO, JUNO MASTER PORTFOLIO, AND ARKTOS MASTER PORTFOLIO.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA MASTER PORTFOLIO AND THE JUNO MASTER PORTFOLIO TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.          48

                               RYDEX SERIES FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Sales of shares of each
Class are made without a sales charge at the net asset value per share. At September 30, 2000, the Trust consisted of twenty-nine separate series: eleven benchmark funds; one money market fund; and seventeen sector funds. This report covers the eleven benchmark funds and the money market fund (the "Funds"), while the Sector Funds are contained in a separate report.

During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, statements for the period ended March 31, 1997 reflect nine months of activity.

The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Money Market Fund and the U.S. Government Bond Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining index funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date. Distributions from net investment

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

D. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the Advisor Classes, are charged directly to specific classes.

J. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, and options on futures contracts include 1) adverse changes in the value of such instruments;
2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.  MASTER-FEEDER ARRANGEMENT

Effective after the close of business on March 31, 2000, the Ursa Fund, Investor and Advisor Class shares, the Juno Fund, and the Arktos Fund were reorganized into a 'master-feeder arrangement.' Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master portfolio," a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the master portfolio, adjusted for Fund expenses.

4.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding as of September 30, 2000 are as follows:

COUNTERPARTY                               TERMS OF AGREEMENT         FACE VALUE  MARKET VALUE
------------                               ------------------       ------------  ------------
Lehman Brothers, Inc...................    6.48% due 10/02/00       $107,454,581  $107,454,581
Salomon Smith Barney, Inc..............    6.40% due 10/02/00        100,000,000   100,000,000
PaineWebber, Inc.......................    6.50% due 10/02/00        100,000,000   100,000,000
Fuji Securities........................    6.48% due 10/02/00         82,186,058    82,186,058
                                                                                  ------------
                                                                                  $389,640,639
                                                                                  ============

As of September 30, 2000, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                             RANGE OF RATES     PAR VALUE  MARKET VALUE
-------------                            ---------------  ------------  ------------
U.S. Treasury Notes....................    3.625%-7.875%  $198,645,000  $201,518,994
U.S. Treasury Bonds....................    3.875%-12.00%   150,349,000   188,769,107
                                                                        ------------
                                                                        $390,288,101
                                                                        ============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of one half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund and the OTC Fund; and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Master Portfolio, the Juno Master Portfolio, the Arktos Master Portfolio, the Large-Cap Europe Fund, and the Large-Cap Japan Fund. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

PADCO Service Company, Inc., an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; and one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Juno Fund, the Arktos Fund, the Large-Cap Europe Fund, and the Large-Cap Japan Fund. Certain officers and trustees of the Trust are also officers and directors of PADCO Service Company, Inc.

The Trust paid PADCO Service Company, Inc. $637,112 in accounting fees for the above nine funds for the period ended September 30, 2000.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to shares of the Large-Cap Europe and Large-Cap Japan Funds, for which the Distributor, Rydex Distributors, Inc., an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees. Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

6.  ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.  SECURITIES TRANSACTIONS

During the period ended September 30, 2000, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:
(Unaudited)

                                                                          U.S.
                                                             URSA   GOVERNMENT                          U.S.        JUNO
                                                  NOVA     MASTER        MONEY             OTC    GOVERNMENT      MASTER
                                                  FUND  PORTFOLIO  MARKET FUND            FUND     BOND FUND   PORTFOLIO
                                         -------------  ---------  -----------  --------------  ------------  ----------
Purchases..............................  $ 199,225,765    $--      $   --       $4,141,552,177  $235,691,874  $   --
Sales..................................  $ 222,333,763    $--      $   --       $4,302,109,127  $246,885,046  $   --

                                              ARKTOS      LARGE-CAP      LARGE-CAP
                                              MASTER         EUROPE          JAPAN
                                           PORTFOLIO           FUND           FUND
                                         -----------  -------------  -------------
Purchases..............................  $764,343,700 $   1,002,013  $   2,334,180
Sales..................................  $801,139,045 $    --        $    --

8.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At September 30, 2000, unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were: (Unaudited)

                                                                     U.S.
                                                     URSA      GOVERNMENT                         U.S.         JUNO        ARKTOS
                                       NOVA        MASTER           MONEY             OTC   GOVERNMENT       MASTER        MASTER
                                       FUND     PORTFOLIO     MARKET FUND            FUND    BOND FUND    PORTFOLIO     PORTFOLIO
                               ------------  ------------  --------------  --------------  -----------  -----------  ------------
Gross Unrealized
  Appreciation...............  $ 74,156,058  $  1,259,440  $     --        $1,076,616,550  $   --       $    61,555  $    --
Gross Unrealized
  (Depreciation).............   (18,330,811)      (23,680)       --           (27,592,554)     (98,669)     (13,004)  (28,767,841)
                               ------------  ------------  --------------  --------------  -----------  -----------  ------------
Net Unrealized Appreciation
  (Depreciation).............  $ 55,825,247  $  1,235,760  $     --        $1,049,023,996  $   (98,669) $    48,551  $(28,767,841)
                               ============  ============  ==============  ==============  ===========  ===========  ============
Cost of Investments for
  Federal Income Tax
  Purposes...................  $165,780,102  $267,866,256  $1,217,443,279  $1,936,933,838  $18,609,041  $11,281,384  $ 83,848,227
                               ============  ============  ==============  ==============  ===========  ===========  ============

                                     LARGE-CAP    LARGE-CAP
                                        EUROPE        JAPAN
                                          FUND         FUND
                                   -----------  -----------
Gross Unrealized Appreciation....  $    11,310  $   --
Gross Unrealized
  (Depreciation).................      (18,711)     (14,609)
                                   -----------  -----------
Net Unrealized Appreciation
  (Depreciation).................  $    (7,401) $   (14,609)
                                   ===========  ===========
Cost of Investments for Federal
  Income Tax Purposes............  $10,698,007  $16,819,645
                                   ===========  ===========

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares.

Transactions in shares for the period ended September 30, 2000 were: (Unaudited)

INVESTOR CLASS:

                                                                                 U.S.
                                                                           GOVERNMENT                        U.S.
                                                 NOVA           URSA            MONEY           OTC    GOVERNMENT          JUNO
                                                 FUND           FUND      MARKET FUND          FUND     BOND FUND          FUND
                                         ------------  -------------  ---------------  ------------  ------------  ------------
Shares Purchased.......................   120,862,401    277,834,434   13,595,088,178   304,021,224    35,490,569     7,178,140
Purchased through Dividend
  Reinvestment.........................       --            --             22,626,290       --             60,617       --
                                         ------------  -------------  ---------------  ------------  ------------  ------------
Total Purchased........................   120,862,401    277,834,434   13,617,714,468   304,021,224    35,551,186     7,178,140
Shares Redeemed........................  (126,007,260)  (282,015,197) (13,623,041,727) (235,763,681)  (36,582,016)   (7,001,892)
                                         ------------  -------------  ---------------  ------------  ------------  ------------
Net Shares Purchased (Redeemed)........    (5,144,859)    (4,180,763)      (5,327,259)   68,257,543    (1,030,830)      176,248
                                         ============  =============  ===============  ============  ============  ============


                                                          LARGE-CAP     LARGE-CAP
                                               ARKTOS        EUROPE         JAPAN
                                                 FUND          FUND          FUND
                                         ------------  ------------  ------------
Shares Purchased.......................   127,086,027     6,992,641     8,335,888
Purchased through Dividend
  Reinvestment.........................       --            --            --
                                         ------------  ------------  ------------
Total Purchased........................   127,086,027     6,992,641     8,335,888
Shares Redeemed........................  (149,344,348)   (6,525,486)   (7,647,868)
                                         ------------  ------------  ------------
Net Shares Purchased (Redeemed)........   (22,258,321)      467,155       688,020
                                         ============  ============  ============

ADVISOR CLASS:

                                                                             U.S.
                                                                       GOVERNMENT
                                                NOVA         URSA           MONEY          OTC
                                                FUND         FUND     MARKET FUND         FUND
                                         -----------  -----------  --------------  -----------
Shares Purchased.......................   18,519,849   18,000,155   5,410,351,746   34,691,700
Purchased through Dividend
  Reinvestment.........................      --           --            8,300,239      --
                                         -----------  -----------  --------------  -----------
Total Purchased........................   18,519,849   18,000,155   5,418,651,985   34,691,700
Shares Redeemed........................  (19,077,224) (18,120,988) (5,302,889,354) (29,390,411)
                                         -----------  -----------  --------------  -----------
Net Shares Purchased (Redeemed)........     (557,375)    (120,833)    115,762,631    5,301,289
                                         ===========  ===========  ==============  ===========

Transactions in shares for the year ended March 31, 2000

INVESTOR CLASS:

                                                                       U.S.
                                                                 GOVERNMENT                       U.S.
                                        NOVA          URSA            MONEY           OTC   GOVERNMENT         JUNO        ARKTOS
                                        FUND          FUND      MARKET FUND          FUND    BOND FUND         FUND          FUND
                                ------------  ------------  ---------------  ------------  -----------  -----------  ------------
Shares Purchased..............   291,378,974   811,700,635   26,853,492,338   197,253,871   35,820,699   31,910,118   429,545,940
Purchased through Dividend
  Reinvestment................         5,743       329,909       34,322,501       222,348      119,260        4,892       101,868
                                ------------  ------------  ---------------  ------------  -----------  -----------  ------------
Total Purchased...............   291,384,717   812,030,544   26,887,814,839   197,476,219   35,939,959   31,915,010   429,647,808
Shares Redeemed...............  (292,333,394) (830,236,219) (27,150,956,367) (185,553,852) (35,679,890) (32,280,729) (414,807,769)
                                ------------  ------------  ---------------  ------------  -----------  -----------  ------------
Net Shares Purchased
  (Redeemed)..................      (948,677)  (18,205,675)    (263,141,528)   11,922,367      260,069     (365,719)   14,840,039
                                ============  ============  ===============  ============  ===========  ===========  ============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                             U.S.
                                                                       GOVERNMENT
                                                NOVA         URSA           MONEY          OTC
                                                FUND         FUND     MARKET FUND         FUND
                                         -----------  -----------  --------------  -----------
Shares Purchased.......................   41,535,791   34,006,722   9,672,835,236   26,514,160
Purchased through Dividend
  Reinvestment.........................          825        2,597      11,531,876        4,732
                                         -----------  -----------  --------------  -----------
Total Purchased........................   41,536,616   34,009,319   9,684,367,112   26,518,892
Shares Redeemed........................  (39,856,711) (33,767,435) (9,793,573,686) (25,482,579)
                                         -----------  -----------  --------------  -----------
Net Shares Purchased (Redeemed)........    1,679,905      241,884    (109,206,574)   1,036,313
                                         ===========  ===========  ==============  ===========

Transactions in dollars for the period ended September 30, 2000 were:
(Unaudited)

INVESTOR CLASS:

                                                                                    U.S.
                                                                              GOVERNMENT                          U.S.
                                                   NOVA            URSA            MONEY             OTC    GOVERNMENT         JUNO
                                                   FUND            FUND      MARKET FUND            FUND     BOND FUND         FUND
                                         --------------  --------------  ---------------  --------------  ------------  -----------
Shares Purchased.......................  $4,808,663,855  $2,221,461,175  $13,595,072,291  $8,223,863,815  $330,292,393  $65,451,752
Purchased through Dividend
   Reinvestment........................        --              --             22,626,294        --             640,199      --
                                         --------------  --------------  ---------------  --------------  ------------  -----------
Total Purchased........................   4,808,663,855   2,221,461,175   13,617,698,585   8,223,863,815   330,932,592   65,451,752
Shares Redeemed........................  (4,998,437,704) (2,255,990,227) (13,623,042,881) (8,413,028,938) (340,610,494) (64,129,893)
                                         --------------  --------------  ---------------  --------------  ------------  -----------
Net Change.............................  $ (189,773,849) $  (34,529,052) $    (5,344,296) $ (189,165,123) $ (9,677,902) $ 1,321,859
                                         ==============  ==============  ===============  ==============  ============  ===========


                                                            LARGE-CAP     LARGE-CAP
                                                 ARKTOS        EUROPE         JAPAN
                                                   FUND          FUND          FUND
                                         --------------  ------------  ------------
Shares Purchased.......................  $1,601,934,453  $178,427,023  $182,133,884
Purchased through Dividend
   Reinvestment........................        --             --            --
                                         --------------  ------------  ------------
Total Purchased........................   1,601,934,453   178,427,023   182,133,884
Shares Redeemed........................  (1,571,125,928) (165,067,122) (163,473,227)
                                         --------------  ------------  ------------
Net Change.............................  $   30,808,525  $ 13,359,901  $ 18,660,657
                                         ==============  ============  ============

ADVISOR CLASS:

                                                                               U.S.
                                                                         GOVERNMENT
                                                 NOVA          URSA           MONEY           OTC
                                                 FUND          FUND     MARKET FUND          FUND
                                         ------------  ------------  --------------  ------------
Shares Purchased.......................  $727,229,664  $142,633,912  $5,410,351,745  $951,720,225
Purchased through Dividend
  Reinvestment.........................       --            --            8,300,240       --
                                         ------------  ------------  --------------  ------------
Total Purchased........................   727,229,664   142,633,912   5,418,651,985   951,720,225
Shares Redeemed........................  (752,531,548) (143,702,143) (5,302,889,354) (882,987,636)
                                         ------------  ------------  --------------  ------------
Net Change.............................  $(25,301,884) $ (1,068,231) $  115,762,631  $ 68,732,589
                                         ============  ============  ==============  ============

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended March 31, 2000 were:

INVESTOR CLASS:

                                                                                     U.S.
                                                                               GOVERNMENT                           U.S.
                                                    NOVA            URSA            MONEY              OTC    GOVERNMENT
                                                    FUND            FUND      MARKET FUND             FUND     BOND FUND
                                         ---------------  --------------  ---------------  ---------------  ------------
Shares Purchased.......................  $10,916,137,877  $6,789,960,790  $26,853,489,573  $12,344,089,260  $329,732,781
Purchased through Dividend
  Reinvestment.........................          214,399       2,603,093       34,322,503       13,672,155     1,090,403
                                         ---------------  --------------  ---------------  ---------------  ------------
Total Purchased........................   10,916,352,276   6,792,563,883   26,887,812,076   12,357,761,415   330,823,184
Shares Redeemed........................  (10,919,076,117) (6,914,991,598) (27,150,956,369) (11,459,166,541) (328,276,000)
                                         ---------------  --------------  ---------------  ---------------  ------------
Net Change.............................  $    (2,723,841) $ (122,427,715) $  (263,144,293) $   898,594,874  $  2,547,184
                                         ===============  ==============  ===============  ===============  ============


                                                 JUNO          ARKTOS
                                                 FUND            FUND
                                         ------------  --------------
Shares Purchased.......................  $294,735,714  $2,342,338,129
Purchased through Dividend
  Reinvestment.........................        45,487         449,508
                                         ------------  --------------
Total Purchased........................   294,781,201   2,342,787,637
Shares Redeemed........................  (298,202,588) (2,234,246,389)
                                         ------------  --------------
Net Change.............................  $ (3,421,387) $  108,541,248
                                         ============  ==============

ADVISOR CLASS:

                                                                                 U.S.
                                                                           GOVERNMENT
                                                   NOVA          URSA           MONEY             OTC
                                                   FUND          FUND     MARKET FUND            FUND
                                         --------------  ------------  --------------  --------------
Shares Purchased.......................  $1,559,807,208  $280,795,776  $9,672,835,261  $1,700,064,966
Purchased through Dividend
  Reinvestment.........................          30,604        20,361      11,531,875         289,297
                                         --------------  ------------  --------------  --------------
Total Purchased........................   1,559,837,812   280,816,137   9,684,367,136   1,700,354,263
Shares Redeemed........................  (1,491,596,307) (276,100,973) (9,793,573,686) (1,654,343,499)
                                         --------------  ------------  --------------  --------------
Net Change.............................  $   68,241,505  $  4,715,164  $ (109,206,550) $   46,010,764
                                         ==============  ============  ==============  ==============

10. EQUITY INDEX SWAP AGREEMENTS

The Trust has entered into the following equity index swap agreements as of September 30, 2000: (Unaudited)

                                             NOTIONAL                  MATURITY
FUND                                     MARKET VALUE          RETURN      DATE
----                                     ------------  --------------  --------
Large-Cap Europe Fund..................   $12,092,847  Price Return*   11/08/00
Large-Cap Japan Fund...................   $14,507,949  Price Return**  11/08/00

    * Dow Jones Stock 50-SM- Index +/- financing at a variable rate. ** Topix 100 Index +/- financing at a variable rate.

                               RYDEX SERIES FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

11. NET ASSETS

At September 30, 2000, net assets consisted of: (Unaudited)

                                                                                            U.S. GOVERNMENT
                                                                     URSA      URSA MASTER            MONEY              OTC
                                               NOVA FUND             FUND        PORTFOLIO      MARKET FUND             FUND
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Paid-In-Capital........................  $   575,043,200  $   257,174,139  $   740,511,361  $ 1,009,370,896  $ 1,874,385,651
Undistributed Net Investment Income
  (Loss)...............................        5,804,955        7,502,018          193,549         (100,754)     (16,844,060)
Accumulated Net Realized Gain (Loss) on
  Investments..........................     (107,424,213)       1,826,161     (471,733,960)        (482,091)    (385,019,860)
Net Unrealized Appreciation on
  Investments, Options and Futures
  Contracts............................       95,134,832       13,825,306       10,222,026        --           1,498,622,882
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Net Assets.............................  $   568,558,774  $   280,327,624  $   279,192,976  $ 1,008,788,051  $ 2,971,144,613
                                         ===============  ===============  ===============  ===============  ===============

                                                  U.S.                          JUNO                        ARKTOS
                                            GOVERNMENT           JUNO         MASTER         ARKTOS         MASTER
                                             BOND FUND           FUND      PORTFOLIO           FUND      PORTFOLIO
                                         -------------  -------------  -------------  -------------  -------------
Paid-In-Capital........................  $  24,497,060  $  11,262,947  $  18,904,168  $ 133,968,369  $ 306,853,907
Undistributed Net Investment Income
  (Loss)...............................        181,886        257,592         10,105      3,980,310         28,642
Accumulated Net Realized Gain (Loss) on
  Investments..........................     (6,836,722)      (136,630)    (7,556,335)    18,113,728   (195,193,569)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........        545,098        174,082        146,227    (16,493,793)    26,869,775
                                         -------------  -------------  -------------  -------------  -------------
Net Assets.............................  $  18,387,322  $  11,557,991  $  11,504,165  $ 139,568,614  $ 138,558,755
                                         =============  =============  =============  =============  =============

                                             LARGE-CAP      LARGE-CAP
                                                EUROPE          JAPAN
                                                  FUND           FUND
                                         -------------  -------------
Paid-In-Capital........................  $  13,359,901  $  18,660,657
Undistributed Net Investment Income....        233,271        188,485
Accumulated Net Realized Loss on
  Investments..........................     (3,187,492)    (5,187,533)
Net Unrealized Appreciation
  (Depreciation) on Investments and
  Equity Index Swaps...................        115,527       (243,139)
                                         -------------  -------------
Net Assets.............................  $  10,521,207  $  13,418,470
                                         =============  =============

                               RYDEX SERIES FUNDS

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

12. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At March 31, 1999, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                             U.S.
                                                       GOVERNMENT         U.S.
                                                            MONEY   GOVERNMENT
EXPIRES MARCH 31                           URSA FUND  MARKET FUND    BOND FUND    JUNO FUND   ARKTOS FUND
----------------                         -----------  -----------  -----------  -----------  ------------
2003...................................  $ 6,618,786  $   --       $   --       $   --       $    --
2004...................................   43,168,709      --           --         2,565,794       --
2005...................................   50,012,823      --           --           106,438       --
2006...................................  102,945,587      --           --         2,486,456       --
2007...................................  102,218,150       13,314      --         1,206,560     4,782,728
2008...................................  124,148,191      342,904    6,277,205      --         82,494,467

13. OTC STOCK SPLIT AND ARKTOS REVERSE STOCK SPLIT

Effective after the close of business on April 14, 2000, the OTC Fund, Investor Class and Advisor Class shares, underwent a 3-for-1 split. The effect of this transaction was to increase the number of outstanding shares in this Fund by three, while dividing the net asset value per share by three. The net asset value per share prior to the split was $70.95 in the Investor Class and $70.41 in the Advisor Class; after the split, the net asset values per share were $23.65 and $23.47, respectively.

Also effective after the close of business on April 14, 2000, the Arktos Fund, Investor Class shares, underwent a 1-for-5 reverse split. The effect of this transaction was to divide the number of outstanding shares in this Fund by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse split was $4.65; after the reverse split, the net asset value per share was $23.25.

There was no change in the aggregate market value of the outstanding shares as a result of these transactions.

14. SUBSEQUENT EVENT

The Trust registered and is authorized to issue C Class Shares in each of the Funds of the Trust. C Class Shares of the U.S. Government Money Market Fund became available for investment effective October 19, 2000. Currently, the U.S. Government Money Market Fund is the only Fund that has issued C Class Shares.

C Class Shares can be purchased at the net asset value per share and have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within
12 months of purchase. In addition, the C Class Shares have adopted a Distribution and Shareholder Services Plan that allows C Class Shares to pay annual service fees of .25% and distribution fees of .75%.

                            A FAMILY OF MUTUAL FUNDS
                            DESIGNED EXCLUSIVELY FOR
                          PROFESSIONAL MONEY MANAGERS

                                   NOVA FUND
                                   URSA FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                                    OTC FUND
                           U.S. GOVERNMENT BOND FUND
                                   JUNO FUND
                                  ARKTOS FUND
                             LARGE-CAP EUROPE FUND
                              LARGE-CAP JAPAN FUND
                             URSA MASTER PORTFOLIO
                             JUNO MASTER PORTFOLIO
                            ARKTOS MASTER PORTFOLIO

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

                               RYDEX SERIES FUNDS
                         9601 Blackwell Road, Suite 500
                              Rockville, MD 20850
                                 (800) 820-0888
                               www.rydexfunds.com

                    ADVISOR CLASS SHARES ARE DISTRIBUTED BY
                            RYDEX DISTRIBUTORS, INC.

                                                                   RFISA-3-11/00